As filed with the Securities and Exchange Commission on September 27 , 2019
File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 346	☒
and/or
REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 349	☒
(Check appropriate box or boxes)
Starboard Investment Trust
(Exact Name of Registrant as Specified in Charter)
116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)
252-972-9922
(Registrant’s Telephone Number, including Area Code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective
date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[    ] immediately upon filing pursuant to paragraph (b)
[ X ] on October 1, 2019 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[  ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

STARBOARD INVESTMENT TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration statement consists of the following papers and documents:

Cover Sheet
Contents of Registration Statement
Crow Point Small-Cap Growth Fund
Part A – Prospectus
Part B – Statement of Additional Information
Part C – Other Information and Signature Page
Exhibit Index
Exhibits

Institutional Class Shares – Ticker GAMIX

Crow Point Small-Cap Growth Fund

A series of
Starboard Investment Trust

PROSPECTUS
October 1, 201 9
This prospectus contains information about Crow Point Small-Cap Growth Fund that you should know before investing. You should read this prospectus carefully before you invest or send money, and keep it for future reference. For questions or for Shareholder Services, please call 1-800-773-3863.

Investment Advisor
Crow Point Partners, LLC
25 Recreation Park Drive, Suite 110
Hingham, MA 02043

The securities offered by this prospectus have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/CrowPoint, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you have previously elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports , prospectuses, and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at https://www.nottinghamco.com/fundpages/CrowPoint.

TABLE OF CONTENTS

Summary	2
Additional Information about the Fund’s Investment Objective, Principal Investment Strategies, and Risks	8
Principal Investment Strategies	8
Principal Risks of Investing in the Fund	9
Temporary Defensive Positions	10
Disclosure of Portfolio Holdings	10
Management of the Fund	11
Investment Advisor	11
Distributor	12
Investing in the Fund	13
Purchase and Redemption Price	13
Buying or Selling Shares Through a Financial Intermediary	14
Purchasing Shares	14
Redeeming Shares	16
Frequent Purchases and Redemptions	19
Shareholder Statements and Reports	20
Other Important Information	21
Dividends, Distributions, and Taxes	21
Financial Highlights	21
Additional Information	Back Cover

SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Crow Point Small-Cap Growth Fund (the “Fund”) is to seek capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
(fees paid directly from your investment)
Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None
Redemption Fee (as a % of amount redeemed)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	0.84%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	1.41%
Total Annual Fund Operating Expenses	2.25%
Fee Waiver and/or Reimbursement [1]	(0.90)%
Net Annual Fund Operating Expenses	1.35%
1. The Crow Point Partners, LLC (the “Advisor”) has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its fees in an amount that limits the Fund’s annual operating expenses (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor))) to not more than 1.35% of the average daily net assets of the Fund through September 30, 20 20 . The Expense Limitation Agreement may be terminated by the Board of Trustees of the Fund (the "Board" or the "Trustees"). The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.
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Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through September 30, 20 20 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Class	$137	$617	$1,123	$2,515
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended May 31, 2019 , the Fund’s portfolio turnover rate was 71.45 % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund intends to achieve its investment objective by investing primarily in a portfolio of common stocks of companies that the Advisor believes have above-average future growth potential relative to their peers.
As a matter of investment policy, the Fund will invest, under normal circumstances, at least 80% of net assets in small cap companies (those with market capitalizations of less than $6 billion) traded on any United States stock exchange or over-the-counter market (the “Universe”). The Universe is not limited by industry segmentation or sector and may include American Depository Receipts (“ADRs”) . The Fund may become concentrated in certain sectors from time to time. As of May 31, 201 9 , the Fund was principally invested in the consumer discretionary, health care , industrials , and information technology sectors.
The Advisor generally selects common stocks based on fundamental, bottom up research. The Advisor focuses on those companies it believes have strong business history and prospects for the future, marketable products that stand out in their respective markets, and proven and capable management teams. In fundamental, bottom-up investing, the analysis of a security focuses on a specific company and its fundamentals, rather than on the industry in which that company operates or on the greater economy as a whole. Fundamental analysis is a method of evaluating a security in an attempt to assess its intrinsic value, by examining related economic, financial, and other qualitative and quantitative factors.
The Fund will utilize stop loss thresholds of 20% or less, except in cases where the Sub-Advisor feels the threshold has been breached due to abnormal market conditions unrelated in the longer term to the stock in question. A stop loss threshold is when the Fund’s exposure to a security is reduced after reaching a certain threshold of cumulative losses (such as the 20% used by the Fund). The Sub-Advisor establishes target valuations that it believes constitute fair value given market conditions, and will generally sell Fund positions when those securities meet that target price range.
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PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund. Generally, the Fund will be subject to the following principal risks:
Common Stock Risk.  Investments by the Fund in shares of common stock may fluctuate in value in response to many factors, including the activities of the individual issuers whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.
Investment Advisor Risk.  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The portfolio manager’s experience is discussed in the section of this prospectus entitled “Management of the Fund – Investment Advisor.”
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets.  Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions, and general equity market conditions.  In a declining stock market, prices for all companies (including those in the Fund’s portfolio) may decline regardless of their long-term prospects. The Fund’s performance per share will change daily in response to such factors.
Sector Concentration Risk. Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.
Consumer Discretionary.  Companies in this sector may be adversely affected by negative changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending.  These companies are also subject to severe competition and changes in demographics and consumer tastes, which may have an adverse effect on the performance of these companies.
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Healthcare.  Companies in this sector are subject to extensive litigation based on product liability and similar claims, dependence on patent protection and expiration of patents, competitive forces that make it difficult to raise prices, long and costly regulatory processes, and product obsolescence, all of which may adversely affect the value of those holdings.
Industrials. Companies in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, and economic conditions will affect the performance of these companies. These companies can also be cyclical, subject to sharp price movements, and significantly affected by government spending policies.
Technology.  The performance of companies in this sector may be adversely affected by intense competition both domestically and internationally, limited product lines, markets, financial resources, or personnel, rapid product obsolescence and frequent new product introduction, dramatic and unpredictable changes in growth rates, and dependence on patent and intellectual property rights.
Small-Cap Securities Risk.  The Fund may invest in securities of small-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
PERFORMANCE INFORMATION
The bar chart and tables shown on the next page provide an indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Class Shares from year to year and by showing how the Fund’s average annual total returns compare to that of a broad-based securities market index. The performance for the period from July 16, 2014, through May 14, 2018, reflected below reflects that of a prior investment advisor, Goodwood Advisors, LLC. The Fund’s current advisor, Crow Point Partners, LLC, assumed responsibility of fund operations on May 14, 2018.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting http://www.ncfunds.com/fundpages/925.htm.
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Institutional Class Shares
Calendar Year Returns*

During the periods shown in the bar chart above, the Fund’s highest quarter return was 13.73% (quarter ended September 30, 201 8 ) and the Funds’ lowest quarterly return was - 27.59% (quarter ended December 31, 2018 ). The Fund’s year-to-date return as of June 30, 201 9 , was 13.87%.

Periods Ended December 31, 201 8	Past 1 Year	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	- 10.86% - 10.86% - 6.15%	- 6.84% - 7.00% - 5.48%
Russell 2000 Value Index (reflects no deductions for fees and expenses)	-12.86%	3.71%
* It should be noted that the performance reflected above reflects that of the prior investment advisors. The Fund’s current advisor, Crow Point Partners, LLC, assumed responsibility of fund operations on May 14, 2018. Institutional Class shares commenced operations on July 16, 2014.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
MANAGEMENT OF THE FUND’S PORTFOLIO
Investment Advisor. Crow Point Partners, LLC, serves as the Fund’s advisor.
Portfolio Managers. The Fund’s portfolio is managed on a day-to-day basis by Peter DeCaprio and David Cleary. Messrs Decaprio and Cleary have managed the Fund since July , 201 9 .
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PURCHASE AND SALE OF FUND SHARES
The minimum initial investment is $100,000 for Institutional share purchases although the minimums may be waived or reduced in some cases.  The minimum subsequent investment is $100.
You can redeem Fund shares directly from the Fund by mail, facsimile, telephone, and bank wire on any business day.  Redemption orders by mail should be sent to Crow Point Small-Cap Growth Fund, c/o Nottingham Shareholder Services, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. Redemption orders by facsimile should be transmitted to 919-882-9281. Please call the Fund at 1-800-773-3863 to conduct telephone transactions or to receive wire instructions for bank wire orders.  Investors who wish to redeem Fund shares through a broker-dealer should contact the broker-dealer directly.
TAX INFORMATION
The Fund’s distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account (IRA). Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.
FINANCIAL INTERMEDIARY COMPENSATION
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
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ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT
OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND RISKS
As stated above in “Investment Objective”, the Fund seeks capital appreciation.  The Fund’s investment objective may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
An investment in the Fund should not be considered a complete investment program.  Whether the Fund is an appropriate investment for an investor will depend largely on his or her financial resources and individual investment goals and objectives. Investors who engage in short-term trading or other speculative strategies and styles will not find the Fund to be an appropriate investment vehicle if they want to invest in the Fund for a short period of time.
PRINCIPAL INVESTMENT STRATEGIES
The Fund intends to achieve its investment objective by investing primarily in a portfolio of common stocks of companies that the Advisor believes have above-average future growth potential relative to their peers.
As a matter of investment policy, the Fund will invest, under normal circumstances, at least 80% of its net assets in small cap companies (those with market capitalizations of less than $6 billion) in the Universe. The range of market capitalizations of the securities in the Fund’s portfolio will change over time. As of May 31, 201 9 , the range of market capitalizations of the securities in the Fund’s portfolio was $ 59 million to $ 9.8 billion. The Universe is not limited by industry segmentation or sector and may include ADRs . The Fund may become concentrated in certain sectors from time to time. As of May 31, 201 9 , the Fund was principally invested in the consumer discretionary, health care, industrials, and information technology sectors.
The Advisor generally selects common stocks based on fundamental, bottom up research. The Advisor focuses on those companies it believes have strong business history and prospects for the future, marketable products that stand out in their respective markets, and proven and capable management teams. In fundamental, bottom-up investing, the analysis of a security focuses on a specific company and its fundamentals, rather than on the industry in which that company operates or on the greater economy as a whole. Fundamental analysis is a method of evaluating a security in an attempt to assess its intrinsic value, by examining related economic, financial, and other qualitative and quantitative factors. The Advisor evaluates management teams based on face to face meetings and interviews, as well as their individual backgrounds. A thorough analysis of company financial statements is performed to ensure the company can executive on its growth plans. The Advisor also reviews a company’s intellectual property such as patents, manufacturing expertise and sales, and marketing strengths. A prospective company is also reviewed relative to its peer group and relevant competitors.
The Fund will utilize stop loss thresholds of 20% or less, except in cases where the Sub-Advisor feels the threshold has been breached due to abnormal market conditions unrelated in the longer term to the stock in question. A stop loss threshold is when the Fund’s exposure to a security is reduced after reaching a certain threshold of cumulative losses (such as the 20% used by the Fund). The Sub-Advisor establishes target valuations which it believes constitute fair value given market conditions, and will generally sell Fund positions when those securities meet that target price range.
8

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:
Common Stock Risk.  Investments by the Fund in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.
Investment Advisor Risk.  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The experience of the portfolio managers is discussed in “Management of the Fund – Investment Advisor.”
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets.  Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions, and general equity market conditions.  In a declining stock market, prices for all companies (including those in the Fund’s portfolio) may decline regardless of their long-term prospects.  The Fund’s performance per share will change daily in response to such factors.
Sector Concentration Risk. Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.
Consumer Discretionary.  Companies in this sector may be adversely affected by negative changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending.  These companies are also subject to severe competition and changes in demographics and consumer tastes, which may have an adverse effect on the performance of these companies.
Healthcare.  Companies in this sector are subject to extensive litigation based on product liability and similar claims, dependence on patent protection and expiration of patents, competitive forces that make it difficult to raise prices, long and costly regulatory processes, and product obsolescence, all of which may adversely affect the value of those holdings.
9

Industrials. Companies in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, and economic conditions will affect the performance of these companies. These companies can also be cyclical, subject to sharp price movements, and significantly affected by government spending policies.
Technology.  The performance of companies in this sector may be adversely affected by intense competition both domestically and internationally, limited product lines, markets, financial resources, or personnel, rapid product obsolescence and frequent new product introduction, dramatic and unpredictable changes in growth rates, and dependence on patent and intellectual property rights.
Small-Cap Securities Risk.  The Fund may invest in securities of small-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity and their prices may be more volatile.  You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
TEMPORARY DEFENSIVE POSITIONS
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.  When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.
DISCLOSURE OF PORTFOLIO HOLDINGS
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities can be found in the Fund’s Statement of Additional Information, which is available from the Fund or on the Securities and Exchange Commission’s (the “SEC”) web site, www.sec.gov.

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MANAGEMENT OF THE FUND
INVESTMENT ADVISOR
The Fund’s investment advisor is Crow Point Partners, LLC, located at 25 Recreation Park Drive, Suite 110, Hingham, MA 02043. The Advisor was established in 2006 and is registered as an investment advisor with the Securities and Exchange Commission under the Investment Advisers Act of 1940. Crow Point Partners, LLC, assumed operational responsibility of the fund on May 14, 2018. Subject to the authority of the Trustees and pursuant to its investment advisory agreement with the Trust (the “Investment Advisory Agreement”), the Advisor provides the Fund with a program of continuous supervision of the Fund’s assets, including developing the composition of its portfolio, and furnishes advice and recommendations with respect to investments, and investment policies.  . As of May 31, 201 9 , the Advisor had approximately $ 900 million in assets under management.
Portfolio Managers.   The Fund’s portfolio is managed on a day-to-day basis by Peter DeCaprio and David Cleary since July, 2019.
Peter J. DeCaprio
Peter DeCaprio co-founded Crow Point Partners in 2006. He has served as the firm’s head of trading since 2006 and is a co-portfolio manager on the EAS Crow Point Alternatives fund. Previously, Mr. DeCaprio worked at Evergreen Investments as a senior analyst covering the utility, telecommunications, and media sectors from 2001 to 2006. From 1999 to 2001, Mr. DeCaprio was a senior equity analyst at Thomas Weisel Partners. He has also worked as an analyst at BancBoston Robertson Stephens, Dillon Read and Co. Inc., Houlihan Lokey Howard and Zukin, and TIAA-CREF from 1989 to 1999.  Mr. DeCaprio received a B.A. degree from Tufts University and an M.B.A. from the Duke University Fuqua School of Business.
David Cleary, CFA
David Cleary, CFA, has been a partner and chief investment officer at Crow Point Partners since 2017. He acts as lead portfolio manager on the Crow Point Portfolio Solutions and the Crow Point Global Tactical Allocation strategies. Previously, he spent 23 years at Lazard Asset Management where he held a series of senior portfolio management roles over multi asset and global fixed income strategies from 1990 to 2017. He additionally served as the firm’s global head of fixed income, a $26 billion platform, from 2016 to 2017. From 1987 - 1990, Mr. Cleary worked at UBS and IBJ Schroder, mostly in fixed income asset management roles. Mr. Cleary began working in the asset management field in 1987 upon his graduation from Cornell University, with a BS in Business Management and Applied Economics. Mr. Cleary is a CFA charterholder. The Fund’s Statement of Additional Information provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of shares of the Fund.
Advisor Compensation.  As full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation based on the Fund’s average daily net assets at the annual rate of 0.84%. For the Fiscal year ended May 31, 2019 , the Advisor earned no advisory fees after waivers and reimbursements.
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Expense Limitation Agreement.  In the interest of limiting expenses of the Fund, the Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees in an amount that limits the Fund’s annual operating expenses (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor))) to not more than 1.35% of the average daily net assets of the Fund through September 30, 20 20 . The Expense Limitation Agreement may be terminated by the Board. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.
Disclosure Regarding Approval of Investment Advisory Agreement .  A discussion regarding the Trustees’ basis for approving the investment advisory agreement for the Fund is available in the Fund’s annual report to shareholders for the period ending May 31, 201 9 .  You may obtain a copy of this report free of charge upon request to the Fund.
DISTRIBUTOR
Capital Investment Group, Inc. (“Distributor”), is the principal underwriter and distributor of the Fund’s shares and serves as the Fund’s exclusive agent for the distribution of the Fund’s shares.  The Distributor may sell the Fund’s shares to or through qualified securities dealers or others.
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INVESTING IN THE FUND
PURCHASE AND REDEMPTION PRICE
Shares of the Fund are sold and redeemed at net asset value.  Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Fund.  The minimum initial investment is $100,000.  The minimum additional investment is $100. The Fund may, in the Advisor’s sole discretion, accept certain accounts with less than the minimum investment.
Determining the Fund’s Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value (“NAV”) after an order is received by the Fund or its designated agent in good form.  An order is considered to be in good form if it includes all necessary information and documentation related to a purchase or redemption request and, if applicable, payment in full of the purchase amount.  The Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund.  To the extent that the Fund holds portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. The NAV per share is normally determined at 4:00 p.m. Eastern time, the time regular trading closes on the New York Stock Exchange.  The Fund does not calculate NAV on business holidays when the New York Stock Exchange is closed.
The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Board of Trustees. In determining the value of the Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  The Fund normally uses third-party pricing services to obtain market quotations.  The Fund normally uses third-party pricing services to obtain prices for instruments with maturities in excess of 60 days. Securities and assets for which representative market quotations are not readily available, or which cannot be accurately valued using the Fund’s normal pricing procedures, are valued at fair value in good faith by either a valuation committee or the Advisor in accordance with procedures established by, and under the supervision of, the Board of Trustees.  Fair value pricing may be used, for example, in situations where: (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation.
Pursuant to policies adopted by the Board of Trustees, the Advisor consults with the Fund’s administrator on a regular basis regarding the need for fair value pricing.  The Advisor is responsible for notifying the Board of Trustees (or the Fund’s valuation committee) when it believes that fair value pricing is required for a particular security.  The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s NAV that fairly reflects portfolio security values as of the time of pricing.   A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures and the fair value price may differ from the price at which the security may ultimately be traded or sold.  If such fair value price differs from the price that would have been determined using the Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the security were priced using the Fund’s normal pricing procedures. The performance of the Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Fund’s normal pricing procedures.  To the extent the Fund invests in other open-end investment companies that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s NAV calculations are based upon the NAV reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
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Other Matters.  Purchases and redemptions of shares by the same shareholder on the same day will be netted for the Fund.
BUYING OR SELLING SHARES
THROUGH A FINANCIAL INTERMEDIARY
Certain financial intermediaries have agreements with the Fund that allow them to enter purchase or redemption orders on behalf of clients and customers. These orders will be priced at the NAV next computed after the orders are received by the financial intermediary, subject to the order being in good form. Orders received in good form by the financial intermediary before 4:00 p.m. Eastern Time will receive a share price based on that day’s NAV and orders received after 4:00 p.m. Eastern Time will receive a price based on the next day’s NAV.  You should look to the financial intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.
PURCHASING SHARES
Purchases can be made from the Fund by mail , facsimile, telephone, or bank wire.  In addition, brokers that are authorized designees of the Fund may receive purchase and redemption orders on behalf of the Fund. These designated brokers are also authorized to designate other financial intermediaries to receive orders on behalf of the Fund. Such orders will be deemed to have been received by the Fund when an authorized designee, or broker-authorized designee, receives the order, subject to the order being in good form. The orders will be priced at the NAV next computed after the orders are received by the Fund, authorized broker, or broker-authorized designee. Orders received in good form before 4:00 p.m. Eastern Time will receive a share price based on that day’s NAV and orders received after 4:00 p.m. Eastern Time will receive a price based on the next day’s NAV.  Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.
The Fund reserves the right to (i) refuse any request to purchase shares for any reason and (ii) suspend the offering of shares at any time.  An investor that has placed a purchase order will be notified as soon as possible in such circumstances.
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Regular Mail Orders.  Payment for shares by mail must be made by check from a U.S. financial institution and payable in U.S. dollars.  Cash, money orders, and traveler’s checks will not be accepted by the Fund.  If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund and its administrator and transfer agent. The Fund will charge a $35 fee and may redeem shares of the Fund owned by the purchaser or another identically registered account in another series of the Trust to recover any such losses.  For regular mail orders, please complete the Fund Shares Application and mail it, along with your check made payable to the Fund, to:
Crow Point Small-Cap Growth Fund
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
Rocky Mount, North Carolina 27803-0365
The application must contain your s ocial s ecurity n umber or t axpayer i dentification n umber.  If you have applied for a number prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for your number.  Taxes are not withheld from distributions to U.S. investors if certain requirements of the Internal Revenue Service are met regarding the Social Security Number and Taxpayer Identification Number.
Bank Wire Purchases.  Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-773-3863 for wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number.
Additional Investments.  You may also add to your account by mail or wire at any time by purchasing shares at the then current NAV . The minimum additional investment is $100.  Before adding funds by bank wire, please call the Fund at 1-800-773-3863 for wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number.  Mail orders should include, if possible, the “Invest by Mail” stub that is attached to your confirmation statement.  Otherwise, please identify your account in a letter accompanying your purchase payment.
Automatic Investment Plan.  The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the shareholder’s checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Fund.
Share Certificates.  The Fund normally does not issue share certificates. Evidence of ownership of shares is provided through entry in the Fund’s share registry.  Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.
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Important Information about Procedures for Opening a New Account.  Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act of 2001), the Fund is required to obtain, verify, and record information that enables the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor.  The Fund may also ask to see the driver’s license or other identifying documents of the investor. An investor’s account application will not be considered “complete” and, therefore, an account will not be opened and the investor’s money will not be invested until the Fund receives this required information.  In addition, if after opening the investor’s account the Fund is unable to verify the investor’s identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may: (i) restrict further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor.  If the Fund closes an investor’s account because the Fund could not verify the investor’s identity, the Fund will value the account in accordance with the next NAV calculated after the investor’s account is closed.  In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment.  The Fund will not be responsible for any losses incurred due to the Fund’s inability to verify the identity of any investor opening an account.
REDEEMING SHARES
The Fund typically expects that it will take up to seven days following the receipt of your redemption request to pay out redemption proceeds; however, the Fund typically expects that the payment of redemption proceeds will be initiated the next business day following the receipt of your redemption request regardless of the method of payment. The Fund may delay forwarding a redemption check for recently purchased shares while the Fund determines whether the purchase payment will be honored.  Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer.  In all cases, the NAV next determined after receipt of the request for redemption will be used in processing the redemption request. The Fund expects to pay redemptions from cash, cash equivalents, proceeds from the sale of additional Fund shares, and then from the sale of portfolio securities or in kind. These redemption payment methods will be used in regular and stressed market conditions. During drastic economic and market changes, telephone redemption privileges may be difficult to implement. The Fund may also suspend redemptions, as permitted by the 1940 Act: (i) for any period during which the New York Stock Exchange is closed, trading on the New York Stock Exchange is restricted; (ii) for any period during which an emergency exists as a result of which the Fund’s disposal of its portfolio securities is not reasonably practicable, or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (iii) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund’s shareholders.
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Regular Mail Redemptions.  Regular mail redemption requests should be addressed to:
Crow Point Small-Cap Growth Fund
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
Rocky Mount, North Carolina 27803-0365
Regular mail redemption requests should include the following:
(1)
Your letter of instruction specifying the account number and number of shares (or the dollar amount) to be redeemed.  This request must be signed by all registered shareholders in the exact names in which they are registered;

(2)	Any required signature guarantees (see “Signature Guarantees” below); and
(3)	Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit-sharing plans, and other entities.
Telephone and Bank Wire Redemptions.  Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone.  You may also redeem shares by bank wire under certain limited conditions.  The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.
The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 919-882-9281).  The confirmation instructions must include the following:
(1)	Name of Fund;
(2)	Shareholder name and account number;
(3)	Number of shares or dollar amount to be redeemed;
(4)	Instructions for transmittal of redemption proceeds to the shareholder; and
(5)	Shareholder signature as it appears on the application on file with the Fund.
Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum).  Redemption proceeds cannot be wired on days in which your financial institution is not open for business.  You can change your redemption instructions anytime you wish by filing a letter with your new redemption instructions with the Fund.  See “Signature Guarantees” below.
The Fund, in its discretion, may choose to pass through to redeeming shareholders any charges imposed by the Fund’s custodian for wire redemptions.  If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account.  Your bank or brokerage firm may also impose a charge for processing the wire.  If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by regular mail to the designated account.
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You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-773-3863.  Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Fund.  Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing him or herself to be the investor and reasonably believed by the Fund to be genuine.  The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine.  The Fund will not be liable for any losses due to fraudulent or unauthorized instructions.  The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.
Systematic Withdrawal Plan.  A shareholder who owns Fund shares of a particular class valued at $5,000 or more at the current offering price may establish a systematic withdrawal plan (“Systematic Withdrawal Plan”) to receive a monthly or quarterly check in a stated amount (not less than $50).  Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount.  The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash.  Call or write the Fund for an application form.
Minimum Account Size.  The Trustees reserve the right to redeem involuntarily any account having a NAV of less than $5,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days’ prior written notice.  If the shareholder brings his account NAV up to at least $5,000 during the notice period, the account will not be redeemed.  Redemptions from retirement accounts may be subject to federal income tax.  Shareholders may also be charged a fee by their broker or agent if shares are redeemed or transferred through their broker or agent.
Redemptions in Kind.  The Fund does not intend, under normal circumstances, to redeem its shares by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash.  In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  The securities will be chosen by the Fund, may be either a pro rata payment of each of the securities held by the Fund or a representative sample of securities, and will valued at the same value assigned to them in computing the Fund’s NAV per share.  Shareholders receiving them bear the market risks associated with the securities until they have been converted into cash, as well as taxable capital gains when the securities are converted to cash, and may incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the Investment Company Act of 1940, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (i) $250,000 or (ii) 1% of the Fund’s NAV at the beginning of such period.  Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund’s election.
Signature Guarantees.  To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account.  Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to a financial institution; and (iv) redemption requests in excess of $50,000.  Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.
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FREQUENT PURCHASES AND REDEMPTIONS
Frequent purchases and redemptions of Fund shares by a shareholder, known as frequent trading, present a number of risks to the Fund’s other shareholders.  These risks include dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund’s portfolio holdings, and increased brokerage and administration costs.  Due to the potential of a thin market for some of the Fund’s portfolio securities, as well as overall adverse market, economic, political, or other conditions that may affect the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions.  Frequent trading may also increase portfolio turnover, which may in turn result in increased capital gains taxes for shareholders.
The Board of Trustees has adopted a policy that is intended to discourage frequent trading by shareholders.  The Fund does not accommodate frequent trading. Under the adopted policy, the Fund’s transfer agent provides a daily record of shareholder trades to the Advisor. The Fund’s transfer agent also monitors and tests shareholder purchase and redemption orders for frequent trading.  The Advisor has the discretion to limit investments, by refusing further purchase and exchange orders, from a shareholder that the Advisor believes has a pattern of trades not in the best interests of the other shareholders.  In addition to this discretionary policy, the Fund will also limit investments from any shareholder account that, on two or more occasions during a 60 calendar day period, purchases and redeems shares over a period of less than 10 days having a redemption amount within 10% of the purchase amount and greater than $10,000.  In the event such a purchase and redemption pattern occurs, the shareholder account and any other account with the same taxpayer identification number will be precluded from investing in the Fund for at least 30 calendar days after the second redemption transaction.
The Fund and Advisor intend to apply this policy uniformly, except that the Fund may not be able to identify or determine that a specific purchase or redemption is part of a pattern of frequent trading or that a specific shareholder is engaged in frequent trading, particularly with respect to transactions made through omnibus accounts or accounts opened through financial intermediaries such as broker-dealers and banks.  Omnibus account arrangements permit multiple investors to aggregate their respective share ownership and to purchase, redeem, and exchange Fund shares without the identity of the individual shareholders being immediately known to the Fund. Like omnibus accounts, accounts opened through financial intermediaries normally permit shareholders to purchase, redeem, and exchange Fund shares without the identity of the shareholder being immediately known to the Fund.  Consequently, the ability of the Fund to monitor and detect frequent trading through omnibus and intermediary accounts is limited, and there is no guarantee that the Fund can identify shareholders who might be engaging in frequent trading through these accounts or curtail such trading.
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In addition, this policy will not apply if the Advisor determines that a purchase and redemption pattern does not constitute frequent trading, such as inadvertent errors that result in frequent purchases and redemptions.  Inadvertent errors shall include purchases and/or redemptions made unintentionally or by mistake (e.g., where a shareholder unintentionally or mistakenly invests in the Fund and redeems immediately after recognizing the error).  The shareholder shall have the burden of proving to the sole satisfaction of the Advisor that a purchase and redemption pattern was the result of an inadvertent error.  In such a case, the Advisor may choose to allow further purchase and exchange orders from such shareholder.
SHAREHOLDER STATEMENTS AND REPORTS
To keep you informed about your investments, the Fund will send you various account statements and reports, including:
•	Confirmation statements that verify your buy or sell transactions (except in the case of automatic purchases or redemptions from bank accounts. Please review your confirmation statements for accuracy.
•	Quarter-end and year-end shareholder account statements.
•	Reports for the Funds, which includes portfolio manager commentary, performance,
•	Shareholder tax forms.
With eDelivery, you can receive your tax forms, account statements, Fund reports, and prospectuses online rather than by regular mail. Taking advantage of this free service not only decreases the clutter in your mailbox, it also reduces your Fund fees by lowering printing and postage costs. To receive materials electronically, contact your financial intermediary (such as a broker-dealer or bank), or, if you are a direct investor, please contact us at 1-800-773-3863 or visit https://www.nottinghamco.com/fundpages/Arin to sign up for eDelivery.
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OTHER IMPORTANT INFORMATION
DIVIDENDS, DISTRIBUTIONS, AND TAXES
The following information is meant as a general summary for U.S. taxpayers.  Additional tax information appears in the Fund’s Statement of Additional Information.  Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.
The Fund will distribute most of its income and realized gains to shareholders every year.  Income dividends paid by the Fund derived from net investment income, if any, and capital gains distributions, if any, will generally be paid at least annually.  Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares.  Although the Fund will not be taxed on amounts they distribute, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.  Distributions may be subject to state and local taxes, as well as federal taxes.
In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.
As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding.  Backup withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due.  Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.
Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.
FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund’s financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data in the table below have been derived from audited financial statements of the Fund.  The information for the fiscal year ended May 31, 201 9 , has been audited by BBD, LLP, an independent registered public accounting firm, whose report covering such period is incorporated by reference into the Statement of Additional Information.  This information should be read in conjunction with the Fund’s latest audited annual financial statements and notes thereto, which
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is also incorporated by reference into the Statement of Additional Information, copies of which may be obtained at no charge by calling the Fund.  Further information about the performance of the Fund is contained in the Annual Report, copies of which may also be obtained at no charge by calling the Fund at 1-800-773-3863.

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Institutional Class Shares
For a Share Outstanding During the Fiscal Year s or Period Ended May 31,
	2019	201 8	2017	2016	2015 (e)
Net Asset Value, Beginning of Period	$8.69	$7.56	$8.33	$9.70	$10.00
Income ( Loss ) from Investment Operations Net investment loss (f) Net realized and unrealized gain (loss) on investments Total from Investment Operations	(0.11) (0.82) (0.93)	(0.22) 1.35 1.13	(0.11) (0.66) (0.77)	(0.05) (1.28) (1.33)	(0.09) (0.07) (0.16)
Less Distributions From net investment income From net realized gains Total Distributions	-- -- --	-- -- --	-- -- --	-- (0.04) (0.04)	-- (0.14) (0.14)
Net Asset Value, End of Period	$7.76	$8.69	$7.56	$8.33	$9.70
Total Return (c)	(10.70)%	14.95%	(9.24)%	(13.71)%	(1.43)% (b)
Net Assets, End of Period (in thousands)	$13,088	$15,800	$17,015	$12,927	$3,293
Ratios of: Interest and Dividend Expenses to Average Net Assets Gross Expenses to Average Net Assets(d)( g ) Net Expenses to Average Net Assets(d)(g) Net Investment Loss to Average Net Assets ( g )	0.00%(h)(i) 2.25% 1.35% (1.27)%	2.49% 4.84% 1.68% (2.81)%	0.84% 3.07% 1.69% (1.36)%	0.12% 1.83% 1.71% (0.55)%	-- 1.70% (a) 1.70% (a) (1.02)% (a)
Portfolio Turnover Rate	71.45%	263.61%	438.73%	580.62%	335.07% (b)
(a)  Annualized.
(b) Not annualized.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(e) For the period from July 16, 2014 (Date of Initial Public Investment), through May 31, 2015.
(f) Calculated using the average shares method.
( g ) Recognition of the Fund’s net investment income is affected by the timing of dividend declarations of underlying funds.  The expenses of the underlying funds are excluded from the Fund’s expense and investment loss ratio.
 (h) Less than 0.01% of average neet assets.
(i) Includes interest expense only.
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ADDITIONAL INFORMATION

Crow Point Small-Cap Growth Fund

More information about the Fund can be found in the Fund’s Statement of Additional Information, which is incorporated by reference into this prospectus. More information about the Fund’s investments is available in the annual and semi-annual reports to shareholders. The annual reports include a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
The Fund’s Statement of Additional Information and the annual and semi-annual reports are available, free of charge, on the website listed below and upon request by contacting the Fund (you may also request other information about the Fund or make shareholder inquiries) as follows:
By telephone:	1-800-773-3863
By mail:	Crow Point Small-Cap Growth Fund c/o Nottingham Shareholder Services 116 South Franklin Street Post Office Box 4365 Rocky Mount, North Carolina 27803-0365
By e-mail:	shareholders@ncfunds.com
On the Internet:	www.ncfunds.com
Information about the Fund (including the Statement of Additional Information) can also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the Securities and Exchange Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number 811-22298

STATEMENT OF ADDITIONAL INFORMATION

Crow Point Small-Cap Growth Fund

Institutional Class Shares – Ticker GAMIX

October 1, 201 9
A series of the
Starboard Investment Trust
116 South Franklin Street
Rocky Mount, North Carolina 27804
Telephone 1-800-773-3863

TABLE OF CONTENTS
Page
GENERAL INFORMATION	2
ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES	2
INVESTMENT LIMITATIONS	11
PORTFOLIO TRANSACTIONS	12
DESCRIPTION OF THE TRUST	14
MANAGEMENT AND OTHER SERVICE PROVIDERS	15
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	23
SPECIAL SHAREHOLDER SERVICES	24
DISCLOSURE OF PORTFOLIO HOLDINGS	25
NET ASSET VALUE	27
ADDITIONAL TAX INFORMATION	28
FINANCIAL STATEMENTS	30
APPENDIX A – DESCRIPTION OF RATINGS	31
APPENDIX B – PROXY VOTING POLICIES	34

This Statement of Additional Information is meant to be read in conjunction with the prospectus for the Crow Point Small-Cap Growth Fund, dated October 1, 201 9 (the “Prospectus”), as supplemented from time to time , and is incorporated by reference in its entirety into the P rospectus.  Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectus , annual report, and/or semi-annual report may be obtained at no charge by writing or calling the Fund at the address or phone number shown above.  Capitalized terms used but not defined herein have the same meanings as in the Prospectus .

GENERAL INFORMATION
Starboard Investment Trust (“Trust”) was organized on May 13, 2009, as a Delaware statutory trust and is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company.  The Crow Point Small-Cap Growth Fund (the “Fund”) is a separate, diversified series of the Trust.  The Fund’s investment advisor is Crow Point Partners, LLC  (the “Advisor”) . .
This Statement of Additional Information (“SAI”) describes the financial history, management and operation of the Fund, as well as the Fund’s investment objective and policies. It should be read in conjunction with the Fund’s current P rospectus.
Investments in the Fund are not:
•	Deposits or obligations of any bank;
•	Guaranteed or endorsed by any bank; or
•	Federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.
ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES
The Prospectus describes the Fund’s investment objective and principal investment strateg ies , as well as the principal investment risks of the Fund. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund’s investment program will be successful. Investors should carefully review the descriptions of the Fund’s investments and their risks described in the Prospectus and this SAI.
 The following descriptions and policies supplement the descriptions in the Prospectus , and also include descriptions of certain types of investments that may be made by the Fund but are not principal investment strategies of the Fund. Unless otherwise noted, the investments described below may be made by a Fund directly or indirectly through its investments in other investment companies. Attached to the SAI is Appendix A, which contains descriptions of the rating symbols used by nationally recognized statistical rating organizations for securities in which the Fund may invest. Appendix B contains a copy of the Advisor’s Proxy Voting Policy and Procedures.
General Investment Risks.  All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund’s investment program will be successful.  Investors should carefully review the descriptions of the Fund’s principal investments and their risks described in the Prospectus and this SAI.
Equity Securities.  The equity portion of the Fund’s portfolio may be comprised of common stocks traded on domestic securities exchanges or on the over-the-counter market.  In addition to common stocks, the equity portion of the Fund’s portfolio may also include preferred stocks, convertible preferred stocks, convertible securities, warrants, and depository receipts.  Prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.  Market declines may continue for an indefinite period, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.
Common Stock.  Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.
Preferred Stock.  Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.
The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth.

Convertible Securities.  The Fund may invest in convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.
Warrants.  The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to 20 years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.
Depositary Receipts.  The Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.
Foreign Investment Risk.  Foreign securities and foreign currency contracts involve investment risks different from those associated with domestic securities. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in domestic securities. The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.
U.S. Government Securities.  The Fund may invest in U.S. Government securities, defined to be U.S. Government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. Government such as Government National Mortgage Association (GNMA), as well as obligations of U.S. Government authorities, agencies, and instrumentalities such as Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal Housing Administration (FHA), Federal Farm Credit Bank (FFCB), Federal Home Loan Bank (FHLB), Student Loan Marketing Association (SLMA), and The Tennessee Valley Authority (TVA).  U.S. Government securities may also be acquired subject to repurchase agreements.  While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g. GNMA), others are not.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future since it is not obligated to do so by law.  The guarantee of the U.S. Government does not extend to the yield or value of the Fund’s shares.

Debentures.  A debenture is long-term, unsecured debt instrument backed only by the integrity of the borrower, not by collateral, and documented by an indenture. Governments often issue debentures, in part because they generally cannot guarantee debt with assets (government assets are public property). The primary risk with this type of investment is that the issuer will default or go into bankruptcy. As an unsecured creditor, in the event of default or bankruptcy, the holder of a debenture does not have a claim against any specific assets of the issuing firm, so the investor will only be paid from the issuer’s assets after the secured creditors have been paid.  The Fund may invest in all types of debentures, including corporate and government debentures.
Derivative Instruments Risk.  When the Fund enters into short sales and other forms of financial derivatives, such as foreign exchange contracts, the investments involve risks different from direct investments in the underlying securities.  While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks.  For example, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance of the Fund than if they had not entered into any derivatives transactions. Derivatives may magnify the Fund’s gains or losses, causing it to make or lose substantially more than it invested. To the extent that the Fund invests in derivatives, the Fund will comply, as applicable, with requirements of the Investment Company Act of 1940, as amended (the “1940 Act”) and the guidance of no-action letters issued by the SEC, including SEC Release 10666, that require the Fund to segregate assets or otherwise “cover” its positions in a manner that limits the Fund’s risk of loss.
When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative.  Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.
The Fund’s ability to hedge securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities.  In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument.  The Advisor will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge.  However, if the Fund’s prediction of interest and currency rates, market value, volatility, or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.
Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative.  Listed below are some of the factors that may cause such a divergence:
•	current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;
•
a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

•	differences between the derivatives, such as different margin requirements, different liquidity of such markets, and the participation of speculators in such markets.
Derivatives based upon a narrow index of securities may present greater risk than derivatives based on a broad index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.
While currency options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer’s creditworthiness.  Because the value of the Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options to the value of the Fund’s investments precisely over time.

Before an option is exercised or expires, the Fund can terminate it only by entering into a closing purchase or sale transaction.  Although the Fund intends to purchase options only where there appears to be an active market for options , there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out a position.  In an illiquid market, the Fund may:
•	have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;
•	have to purchase or sell the instrument underlying the contract;
•	not be able to hedge its investments; and
•	not be able to realize profits or limit its losses.
Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions.  For example:
•	an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives, or all derivatives, which sometimes occurs because of increased market volatility;
•	unusual or unforeseen circumstances may interrupt normal operations of an exchange;
•	the facilities of the exchange may not be adequate to handle current trading volume;
•	equipment failures, government intervention, insolvency of a brokerage firm or clearing house, or other occurrences may disrupt normal trading activity; or
•	investors may lose interest in a particular derivative or category of derivatives.
If the Advisor incorrectly predicts securities market and interest rate trends, the Fund may lose money by investing in derivatives.  For example, if the Fund were to write a call option based on the Advisor’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price.  Similarly, if the Fund were to write a put option based on the Advisor’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.
Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage.  Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and it may lose more than it originally invested in the derivative.
The prices of derivatives are volatile (i.e., they may change rapidly, substantially, and unpredictably) and are influenced by a variety of factors, including:
•	actual and anticipated changes in interest rates;
•	fiscal and monetary policies; and
•	national and international political events.
Most exchanges limit the amount by which the price of a derivative can change during a single trading day.  Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the Fund may not trade that derivative at a price beyond that limit.  The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.
Options.  The Fund may purchase and write put and call options on securities. The purchase and writing of options involves certain risks. During the option period, a call writer that holds the underlying security has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.  If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option.  Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.  There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

The Fund may write a call or put option only if the option is “covered” by holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option.  A written call option creates a potential obligation to sell the underlying security. In order to make sure that this obligation can be met, the Fund could (i) hold the security underlying the written option; (ii) hold an offsetting call option (one with a strike price that is the same or lower than the strike price of the written option); or (iii) segregate cash and liquid securities (which can be cash, U.S. Government securities, and other liquid debt or equity securities) that when added to collateral on deposit equals the market value of the underlying security. A written put option creates a potential obligation to buy the underlying security.  In order to make sure that this obligation can be met, the Fund could: (i) sell short the underlying security at the same or higher price than the strike price of the written put option; (ii) hold an offsetting put option (one with a strike price that is the same or higher than the strike price of the written option); or (iii) segregate cash and liquid securities that when added to collateral on deposit equals the strike price of the option.
Short Sales.  A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time the Fund covers the short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain.  Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
To the extent the Fund sells securities short, the Fund will take measures that assure its obligation to purchase the security in the future will be met, including (i) holding the security sold short; (ii) holding an offsetting call option (one with a strike price that is the same or lower than the price at which the security was sold short); or (iii) segregating liquid assets (which can be cash, U.S. Government securities, and other liquid debt or equity securities) on the Fund’s books or in a segregated account at the Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest, and transaction costs due to the broker-dealer lender.  In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily. To the extent the market price of the securities sold short increases and more assets are required to meet the Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund’s short position obligations.  If the Fund does not have the assets to cover a short sale, then the Fund’s potential losses on the short will be unlimited because the security’s price may appreciate indefinitely.
Swaps.  The Fund may invest in currency, equity, interest rate, index and other swaps, which involve the exchange by an investor with another party of their respective commitments, in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. In the case of interest rate swaps, an investor may exchange with another party their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Use of swaps subjects the investor to risk of default by the counterparties.  If there is a default by the counterparty to such a transaction, there may be contractual remedies pursuant to the agreements related to the transaction although contractual remedies may not be sufficient in the event that the counterparty to the transaction is insolvent. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. An investor may also enter into currency swaps or other swaps which are similar to interest rate swaps but may be surrogates for other instruments such as currency forwards or options.

Forward Commitment and When-Issued Securities.  The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement.  Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale.  As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Advisor feels such action is appropriate.  In such a case, the Fund could incur a short-term gain or loss.
Liquidity Impact of Margin and Segregation Requirements.  Although the Funds will segregate cash and liquid assets in an amount sufficient to cover its open obligations with respect to written options and short sales, the segregated assets will be available to the Fund immediately upon closing out the positions, while settlement of securities transactions could take several days (however, proceeds of short sales retained by a broker are not eligible for segregation). However, because the Fund’s cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the position remains open, the Fund’s returns could be diminished due to the opportunity losses of foregoing other potential investments.
Repurchase Agreements.  A repurchase transaction occurs when an investor purchases a security (normally a U.S. Treasury obligation), and it then resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and is required to deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future.  The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.  Delivery pursuant to the resale normally will occur within one to seven days of the purchase. Repurchase agreements are considered “loans” under the 1940 Act, collateralized by the underlying security.  The Trust ’s Board of Trustees (the “Board” or the “Trustees”) has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. The Advisor will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral.  The Fund’s risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral.  Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities.  The Fund will not invest in reverse repurchase agreements.
Investment Companies.  The Fund will invest in securities of other investment companies, including, without limitation, money market funds, closed-end funds, and exchange traded funds. The Fund expects to rely on Rule 12d1-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), when purchasing shares of a money market fund.  Under Rule 12d1-1, the Fund may generally invest without limitation in money market funds as long as the Fund pay no sales charge, as defined in rule 2830(b)(8) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), or service fee, as defined in Rule 2830(b)(9) of the Conduct Rules of FINRA, charged in connection with the purchase, sale, or redemption of securities issued by the money market fund; or the Advisor waives its management fee in an amount necessary to offset any sales charge or service fee.  The Fund will also purchase shares of other investment companies that are not money market funds. The Fund’s investments in such securities involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying fund. Pursuant to Section 12(d)(1)(A) of the 1940 Act , the Fund will be prevented from: (i) purchasing more than 3% of an investment company's outstanding shares; (ii) investing more than 5% of the Fund's assets in any single such investment company; and (iii) investing more than 10% of the Fund's assets in investment companies overall;  unless: (a) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the SEC; and (b) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order. In addition, the Fund is subject to Section 12(d)(1)(C), which provides that the Fund may not acquire shares of a closed-end fund if, immediately after such acquisition, the Fund and other investment companies having the same adviser as the Fund would hold more than 10% of the closed-end fund’s total outstanding voting stock. However, Section 12(d)(1)(F) of the 1940 Act provides that the limitations of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund. Investments by the Fund in other investment companies entail a number of risks unique to a fund of funds structure. These risks include the following:

Multiple Layers of Fees.  By investing in other investment companies indirectly through the Fund, prospective investors will directly bear the fees and expenses of the Fund’s Advisor and indirectly bear the fees and expenses of other investment companies and other investment companies’ managers as well.  As such, this multiple or duplicative layer of fees will increase the cost of investments in the Fund.
Lack of Transparency.  The Advisor will not be able to monitor the investment activities of the other investment companies on a continuous basis and the other investment companies may use investment strategies that differ from its past practices and are not fully disclosed to the Advisor and that involve risks that are not anticipated by the Advisor.  The Fund has no control over the risks taken by the underlying investment companies in which they invest.
Valuation of Investment Companies.  Although the Advisor will attempt to review the valuation procedures used by other investment companies’ managers, the Advisor will have little or no means of independently verifying valuations of the Fund’s investments in investment companies and valuations of the underlying securities held by other investment companies.  As such, the Advisor will rely significantly on valuations of other investment companies and the securities underlying other investment companies that are reported by other investment companies’ managers.  In the event that such valuations prove to be inaccurate, the NAV of the Fund could be adversely impacted and an investor could incur a loss of investment in the Fund.
Illiquidity of Investments b y and   i In Other Investment Companies.  Other investment companies may invest in securities that are not registered, are subject to legal or other restrictions on transfer, or for which no liquid market exists.  The market prices, if any, for such securities tend to be volatile and restricted securities may sell at prices that are lower than similar securities that are not subject to legal restrictions on resale.  Further, the Fund may not be able to redeem their interests in other investment companies’ securities that it has purchased in a timely manner.  If adverse market conditions were to develop during any period in which the Fund is unable to redeem interests in other investment companies, the Fund may suffer losses as a result of this illiquidity. As such, the lack of liquidity and volatility of restricted securities held by other investment companies could adversely affect the value of the other investment companies.  Any such losses could adversely affect the value of the Fund’s investments and an investor could incur a loss of investment in the Fund.
Lack of Control.  Although the Fund and the Advisor will evaluate regularly other investment companies to determine whether their investment programs are consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by other investment companies. Even though other investment companies are subject to certain constraints, the investment advisor to each such investment company may change aspects of their investment strategies at any time. The Advisor will not have the ability to control or influence the composition of the investment portfolio of other investment companies.
Lack of Diversification.  There is no requirement that the underlying investments held by other investment companies be diversified.  As such, other investment companies’ managers may target or concentrate other investment companies’ investments in specific markets, sectors, or types of securities.  As a result, investments made by other investment companies are subject to greater volatility as a result of this concentration than if the other investment companies had non-concentrated and diversified portfolios of investments. Thus, the Fund’s portfolios (and by extension the value of an investment in the Fund) may therefore be subject to greater risk than the portfolio of a similar fund with investments in diversified investment companies.
Use of Leverage.  The other investment companies may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments.  When other investment companies borrow money or otherwise leverage their portfolio of investments, doing so may exaggerate changes in the net asset value (“NAV”) of the shares of the other investment companies and in the return on the other investment companies’ investments.  Borrowing will also cost other investment companies interest expense and other fees.  As such, the value of the Fund’s investments in other investment companies may be more volatile and all other risks (including the risk of loss of an investment in other investment companies) tend to be compounded or magnified.  As a result, any losses suffered by other investment companies as a result of their use of leverage could adversely affect the value of the Fund’s investments and an investor could incur a loss of investment in the Fund.

Exchange Traded Funds.  An exchange traded fund (“ETF”) is an investment company that is traded on a securities exchange based on its market value.  An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded).  In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the Fund’s expenses.  ETFs are also subject to the following risks that often do not apply to conventional investment companies: (i) the market price of the ETF’s shares may trade at a discount to the ETF’s NAV, and as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact the Fund’s NAVs; (ii) an active trading market for an ETF’s shares may not develop or be maintained at a sufficient volume; (iii) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (iv) ETF shares may be delisted from the exchange on which they trade, or “circuit breakers” (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF’s stock.  ETFs are also subject to the risks of the underlying securities the ETF holds. Finally, there may be legal limitations and other conditions imposed by rules of the SEC on the amount of the ETF shares that the Fund may acquire.
Money Market Instruments.  The Fund may invest in money market instruments including U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements) provided that they are eligible for purchase by the Fund.  Money market instruments also may include b anker’s a cceptances and c ertificates of d eposit of domestic branches of U.S. banks, c ommercial p aper, and v ariable a mount d emand m aster n otes (“Master Notes”).  Banker’s a cceptances are time drafts drawn on and “accepted” by a bank.  When a bank “accepts” such a time draft, it assumes liability for its payment.  When the Fund acquires a b anker’s a cceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due. The b anker’s a cceptance carries the full faith and credit of such bank.  A c ertificate of d eposit (“CD”) is an unsecured, interest bearing debt obligation of a bank.  Commercial p aper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower.  Commercial p aper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument.  The Fund will invest in c ommercial p aper only if it is rated in one of the top two rating categories by Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, or Fitch Investors Service, Inc., or if not rated, of equivalent quality in the Advisor’s opinion. Commercial p aper may include Master Notes of the same quality.  Master Notes are unsecured obligations that are redeemable upon demand of the holder and that permit the investment of fluctuating amounts at varying rates of interest.  Master Notes will be acquired by the Fund only through the Master Note program of the Fund’s custodian bank, acting as administrator thereof.  The Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.
Illiquid Investments.  The Fund may invest up to 15% of net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued.  This restriction is not limited to the time of purchase and must be adhered to at all times.  Under the supervision of the Board of Trustees of the Trust (the “Board” or “Trustees”), the Advisor determines the liquidity of the Fund’s investments, and through reports from the Advisor, the Trustees monitor investments in illiquid instruments.  In determining the liquidity of the Fund’s investments, the Advisor may consider various factors including (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund’s rights and obligations relating to the investment).  If through a change in values, net assets, or other circumstances, the Fund was in a position where more than 15% of its net assets were invested in illiquid securities, the Fund would take steps to reduce, in an orderly fashion, its holdings of illiquid securities and may sell certain illiquid securities in less than optimal market conditions in order to comply with its policy regarding illiquid securities. However, the Fund will not dispose of illiquid securities if the Advisor determines that doing so would not be in the best interests of the Fund.  Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.
Restricted Securities.  Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement.  If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. Restricted securities that can be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933 and are determined to be liquid under guidelines adopted by and subject to the supervision of the Trustees are not subject to the limitations on illiquid securities.

Portfolio Turnover.  Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time. Higher numbers indicate a greater number of changes and lower numbers indicate a smaller number of changes.  The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover could lower performance of the Fund due to increased costs and may also result in the realization of capital gains.  If the Fund realizes capital gains when they sell portfolio investments, they must generally distribute those gains to shareholders, increasing their taxable distributions.
Lending of Portfolio Securities.  In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Advisor has determined are creditworthy under guidelines established by the Board.  In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances.  The Fund may not lend securities to any company affiliated with the Advisor. Each loan of securities will be collateralized by cash, U.S. Government securities, or standyby letters of credit not issued by the Fund’s bank lending agent.  The Fund might experience a loss if the borrower defaults on the loan.
The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral. While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income.  Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral. It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan.  Voting rights for loaned securities will typically pass to the borrower, but the Fund will retain the right to call any security in anticipation of a vote that the Advisor deems material to the security on loan. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.
Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk will be increased if a continuation of the current downturn in the economic conditions in the United States and around the world, particularly the recent failures of several major financial services firms, causes further declines in the securities markets and/or causes further financial instability in the borrowers or lending agents.  This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers the Fund may use, and the Fund may lend securities to only one or a small group of borrowers.  Mutual funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrowers, which do not trigger additional collateral requirements from the borrower.
Borrowing.  The Fund’s investment limitation allow the Fund borrow money under certain conditions.  The Fund may borrow money from a bank if immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund. The Fund may also borrow from a bank or other persons for temporary purposes if such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made.  The Fund will not make additional investments in securities when outstanding borrowings exceed 5% of the Fund’s total assets.  In the event that a Fund should ever borrow money under these conditions, such borrowing could increase the Fund’s costs and thus reduce the value of the Fund’s assets and returns to shareholders.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolios in cash or cash equivalent positions (e.g., money market securities, U.S. Government securities, and/or similar securities). When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.
INVESTMENT LIMITATIONS
The Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund.  A “majority” for this purpose means the lesser of (i) 67% of the Fund’s outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (ii) more than 50% of its outstanding shares.
Fundamental Restrictions.  As a matter of fundamental policy:
(1)
Borrowing Money.  The Fund will not borrow money, except:  (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made.

(2)
Senior Securities.  The Fund will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.

(3)
Underwriting.  The Fund will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

(4)
Real Estate.  The Fund will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

(5)
Commodities.  The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

(6)
Loans.  The Fund will not make loans to other persons, except:  (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

(7)
Diversification.  With respect to 75% of its total assets: (i) purchase 10% or more of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, 5% or more of the Fund’s total assets would be invested in that issuer’s securities.  This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

(8)	Concentration. The Fund will limit the aggregate value of holdings of a single industry or group of industries (except U.S. Government and cash items) to a maximum of 25% of the Fund’s total assets.

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF THE FUND. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.
(1)
Pledging.  The Fund will not mortgage, pledge, hypothecate, or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

(2)	Borrowing. The Fund will not purchase any security while borrowings representing more than one third of its total assets are outstanding.
(3)
Margin Purchases.  The Fund will not purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.

(4)	Illiquid Investments. The Fund will not hold 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.
Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, firm commitment agreements, and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.  The Fund’s specific policies for segregation of assets are described in “Additional Information About Investment Policies” above.
With respect to the investment restrictions above (other than those involving securities lending, senior securities and borrowings), if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).
For purposes of the Fund’s concentration policy, if the Fund invests in one or more investment companies, the Fund will examine the holdings of such investment companies to ensure that the Fund is not indirectly concentrating its investments in a particular industry.  In determining the exposure of the Fund to a particular industry for purposes of the fundamental investment restriction on concentration, the Fund currently uses Standard & Poor’s Global Industry Classification Standard (GICS) in order to classify industries.
The Fund may invest up to 15% of net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued.  This restriction is not limited to the time of purchase and must be adhered to at all times.  If the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, the Fund would take steps to reduce, in an orderly fashion, its holdings of illiquid securities and may dispose of some securities even though it may be disadvantageous from an investment standpoint at that time.
PORTFOLIO TRANSACTIONS
Subject to the general supervision of the Trustees, the Advisor makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund. The Advisor shall manage the Fund’s portfolio in accordance with the terms of the investment advisory agreement by and between the Advisor and the Trust on behalf of the Fund (“Investment Advisory Agreement”), which is described in detail under “Management and Other Service Providers – Investment Advisor.”  The Advisor serves as investment advisor for a number of client accounts, including the Fund.  Investment decisions for the Fund are made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor.
Brokerage Selection. The Fund has adopted, and the Trustees have approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers.  The Advisor may not give consideration to sales of shares of the Fund as a factor in selecting broker-dealers to execute portfolio securities transactions.  The Advisor may, however, place portfolio transactions with broker-dealers that promote or sell the Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.  In selecting brokers to be used in portfolio transactions, the Advisor’s general guiding principle is to obtain the best overall execution for each trade, which is a combination of price and execution.  With respect to execution, the Advisor considers a number of discretionary factors, including without limitation the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Advisor’s past experience with similar trades, and other factors that may be unique to a particular order.  Recognizing the value of these discretionary factors, the Advisor may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade.

Under Section 28(e) of the Securities Exchange Act of 1934 and the Advisory Agreement, the Advisor is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Advisor may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, and political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Advisor to determine and track investment results; and trading systems that allow the Advisor to interface electronically with brokerage firms, custodians, and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs, and access to computer databases. In some instances, research products or services received by the Advisor may also be used by the Advisor for functions that are not research related (i.e. not related to the making of investment decisions).  Where a research product or service has a mixed use, the Advisor will make a reasonable allocation according to the use and will pay for the non-research function in cash using its own funds. The research and investment information services described above make available to the Advisor for its analysis and consideration the views and information of individuals and research staffs of other securities firms.  These services may be useful to the Advisor in connection with advisory clients other than the Fund and not all such services may be useful to the Advisor in connection with the Fund.  Although such information may be a useful supplement to the Advisor’s own investment information in rendering services to the Fund, the value of such research and services is not expected to reduce materially the expenses of the Advisor in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Advisor by the Fund.
The Fund may invest in securities traded in the over-the-counter market.  In these cases, the Fund may initiate trades through brokers on an agency basis and pay a commission in connection with the transaction. The Fund may also effect these transactions by dealing directly with the dealers who make a market in the securities involved, in which case the costs of such transactions would involve dealer spreads rather than brokerage commissions. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with those other than a primary market maker.
The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group.  The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund’s interest.
For the fiscal years ended May 31, 2019, May 31, 2018, and May 31, 2017, the Fund paid brokerage commissions in the amount of $34,404,   $695,192, and $1,418,123, respectively. The decrease in brokerage commission for the fiscal year ended May 31, 2019, from the previous fiscal year was primarily due to trading strategy changes. The decrease in brokerage commissions for the fiscal year ended May 31, 2018, from the previous fiscal year was primarily due to a decrease in trading volume in the Fund.
Aggregated Trades. While investment decisions for the Fund are made independently of the Advisor’s other client accounts, the Advisor’s other client accounts may invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account.  In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

Portfolio Turnover.  The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.  High rates of portfolio turnover could lower performance of the Fund due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates. The portfolio turnover rate for the fiscal year ended May 31, 2019 was 71.45%.   The portfolio turnover rate for the fiscal year ended May 31, 2018, was 263.61%. The decrease in the portfolio turnover rate from the previous fiscal year was primarily due to a change in the investment strategy of the Fund.
DESCRIPTION OF THE TRUST
The Trust, which is a statutory trust organized under Delaware law on May 13, 2009, is an open-end management investment company. The Trust’s Declaration of Trust (“Trust Instrument”) authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust currently consists of 1 6 series. The Fund has one class of shares, Institutional Class Shares. Additional series and/or classes may be created from time to time. The number of shares in the Trust shall be unlimited.  When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non-assessable and shall have no preemptive or conversion rights.  The Trust normally does not issue share certificates.
In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series.  Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds, or payments that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.
Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class.  The Trust has adopted a Rule 18f-3 Multi-class Plan for certain series that contain the general characteristics of and conditions under which such series may offer multiple classes of shares. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter.  A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.  Rights of shareholders can only be modified by a majority vote.
When used in the Prospectus or this SAI, a “majority” of shareholders means the vote of the lesser of (i) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Trust or the applicable series or class.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held.  Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees.
The Trustees will hold office indefinitely, except that: (i) any Trustee may resign or retire, and (ii) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust. In case a vacancy on the Board shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of share-holders.
The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.
MANAGEMENT AND OTHER SERVICE PROVIDERS
The Trustees are responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund. This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.
Trustees and Officers.  Following are the Trustees and officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years.  Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Advisor are indicated in the table.  The address of each Trustee and officer of the Trust, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.
Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. Date of Birth: 06/1953	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	Previously President and CEO of NC Mutual Insurance Company (insurance company) from 2003 to 2015.	1 6
Independent Trustee of the Brown Capital Management Mutual Funds for all its series, Hillman Capital Management Investment Trust for all its series, Centaur Mutual Funds Trust for all its series, Chesapeake Investment Trust for all its series, Leeward Investment Trust for all its series , and WST Investment Trust for all its series (all registered investment companies). Member of Board of Directors of M&F Bancorp. Member of Board of Directors of Investors Title Company. Previously, Board of Directors of NC Mutual Life Insurance Company.

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Theo H. Pitt, Jr. Date of Birth: 04/1936	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001.	16
Independent Trustee of World Funds Trust for all its series, Chesapeake Investment Trust for all its series, DGHM Investment Trust for all its series, Leeward Investment Trust for all its series and Hillman Capital Management Investment Trust for all its series (all registered investment companies).

Michael G. Mosley Date of Birth: 01/1953	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	16	None.
J. Buckley Strandberg Date of Birth: 03/1960	Independent Trustee	Since 7/09	President of Standard Insurance and Realty since 1982.	16	None.
Other Officers
Katherine M. Honey Date of Birth: 09/1973	President and Principal Executive Officer	Since 05/15	EVP of The Nottingham Company since 2008.	n/a	n/a
Ashley E. Harris Date of Birth: 03/1984	Treasurer, Assistant Secretary and Principal Financial Officer	Since 05/15	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a

Stacey Gillespie Date of Birth: 05/1974	Chief Compliance Officer	Since 03/16
Compliance Director, Cipperman Compliance Services, LLC (09/15-present). Formerly, Chief Compliance Officer of Boenning & Scattergood, Inc. (2013-2015) and Director of Investment Compliance at Boenning & Scattergood, Inc. (2007-2013).
				n/a	n/a
The Board met six times during the fiscal year ended May 31, 201 9 .
Board Structure.  The Trust’s Board includes four independent Trustees, one of whom, Mr. Speed, is chairman of the Board.  The Board has established several standing committees: the Audit Committee, Nominating Committee, Fair Valuation Committee , Governance Committee, and Qualified Legal Compliance Committee.  These standing committees are comprised entirely of the Independent Trustees. Other information about these standing committees is set forth below. The Board has determined that the Board’s structure is appropriate given the characteristics, size, and operations of the Trust. The Board also believes that its leadership structure, including its committees, helps facilitate effective oversight of Trust management. The Board reviews its structure annually.
With respect to risk oversight, the Board considers risk management issues as part of its general oversight responsibilities throughout the year.  The Board holds four regular board meetings each year during which the Board receives risk management reports and/or assessments from Trust management, the Fund’s advisor, administrator, transfer agent, and distributor, and receives an annual report from the Trust’s Chief Compliance Officer (“CCO”).  The Audit Committee also meets with the Trust’s independent registered public accounting firm on an annual basis, to discuss among other things, the internal control structure of the Trust’s financial reporting function.  When appropriate, the Board may hold special meetings or communicate directly with Trust management, the CCO, the Trust’s third party service providers, legal counsel, or independent public accountants to address matters arising between regular board meeting or needing special attention.  In addition, the Board has adopted policies and procedures for the Trust to help detect and prevent and, if necessary, correct violations of federal securities laws.

Qualification of Trustees.  The Board believes that each Trustee’s experience, qualifications, attributes, or and skills on an individual bases and in combination with those of the other Trustees on the Board lead to the conclusion that the Board  possesses the requisite skills and attributes to carry out its oversight responsibilities with respect to the Trust.experience, qualifications, attributes, and skills that enable the Trustee to be an effective member of the Board.  The Board believes that its Trustees’ ability to review, critically evaluate, question, and discuss information provided to them, to interact effectively with the Advisor, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of its duties, support this conclusion. The Board also has considered the following experience, qualifications, attributes and/or skills, among others, of its members, as applicable, in reaching its conclusion: (i) such person’s business and professional experience and accomplishments, including prior experience in the financial services and investment management fields or on other boards; (ii) such person’s ability to work effectively with the other members of the Board; (iii) how the individual’s skills, experiences, and attributes would contribute to an appropriate mix of relevant skills and experience on the Board; (iv) such person’s character and integrity; (v) such person’s willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; and (vi) as to each Trustee his status as an Independent Trustee.
In addition, the following specific experience, qualifications, attributes, and/or skills were considered in respect of the listed Trustee. Mr. Mosley has had business experience as an owner of a real estate company.  Mr. Pitt has experience as an investor, including his role as trustee of several other investment companies and business experience as senior partner of a financial consulting company, as a partner of a real estate partnership and as an account administrator for a money management firm. Mr. Speed also has experience as an investor as trustee of several other investment companies and business experience a president and CEO of an insurance company and as president of a company in the business of consulting and private investing. Mr. Strandberg also has investment experience as a former trustee of another investment company and business experience as president of an insurance and property management company.
The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust.
Trustee Standing Committees.  The Trustees have established the following standing committees:
Audit Committee.  All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund’s financial statements, and interacts with the Fund’s independent auditors on behalf of all the Trustees.  The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met nine times during the fiscal year ended May 31, 201 9 .
Nominating Committee.  All of the Independent Trustees are members of the Nominating Committee.  The Nominating Committee nominates, selects, and appoints independent trustees to fill vacancies on the Board and to stand for election at meetings of the shareholders of the Trust. The Nominating Committee meets only as necessary and did not meet during the fiscal year ended May 31, 201 9 . The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.
Fair Valuation Committee.   An Independent Trustee and a representative of the advisor of each applicable series of the Trust are members of the Fair Valuation Committee. The Fair Valuation Committee has the authority to determine the fair value of specific securities under the methods established by the adopted Guidelines for Valuing Portfolio Securities. The Fair Valuation Committee meets only as necessary. The Fair Valuation Committee met 29 times during the fiscal year ended May 31, 2019.

Governance Committee. The Independent Trustees are the current members of the Governance Committee. The Governance Committee assists the Board in adopting fund governance practices and meeting certain fund governance standards.  The Governance Committee operates pursuant to a Governance Committee Charter and normally meets annually, but may also meet as often as necessary to carry out its purpose.  The Governance Committee met once during the fiscal year ended May 31, 201 9 .
Qualified Legal Compliance Committee.  The Independent Trustees are the current members of the Qualified Legal Compliance Committee.The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees, or agents.  The Qualified Legal Compliance Committee meets only as necessary and did not meet during the fiscal year ended May 31, 201 89 .
Beneficial Equity Ownership Information.  The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of valuation date of December 31, 201 8 and stated as one of the following ranges:  A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.
Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range Of Equity Securities In All Registered Investment Companies Overseen By Trustee In Family of Investment Companies*
Michael G. Mosley	A	A
Theo H. Pitt, Jr.	A	A
James H. Speed, Jr.	A	A
J. Buckley Strandberg	A	A

Ownership of Securities of Advisor, Distributor, or Related Entities.  As of December 31, 201 8 , none of the Independent Trustees and/or their immediate family members own securities of the Advisor, Capital Investment Group, Inc. (the “ Distributor ” ), or any entity controlling, controlled by, or under common control with the Advisor or Distributor.
Compensation.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Independent Trustees receive $2,000 per series of the Trust each year, and may receive up to an additional $500 per series of the Trust per special meeting in the event that special meetings are held. This amount may be paid pro rata in the event that a fund closes during the fiscal year. The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings.  The following compensation is based on figures for the fiscal year ended May 31, 201 9 .  Each of the Trustees serves as a Trustee to all series of the Trust, including the Fund.
Name of Trustee	Aggregate Compensation f rom the Fund	Pension or Retirement Benefits Accrued a s Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation f rom Fund and Fund Complex Paid to Trustees
Michael G. Mosley	$2,500	None	None	$ 39,250
Theo H. Pitt, Jr.	$2,500	None	None	$ 39,250
James H. Speed, Jr.	$2,500	None	None	$3 39,250
J. Buckley Strandberg	$2,500	None	None	$ 39,250

Codes of Ethics.  The Trust, Advisor, and Distributor each have adopted a code of ethics, as required under Rule 17j-1 of the 1940 Act, which is designed to prevent affiliated persons of the Trust, Advisor, and Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to each such code of ethics). There can be no assurance that the codes will be effective in preventing such activities. The codes permit employees and officers of the Trust, Advisor, and Distributor to invest in securities held by the Fund, subject to certain restrictions and pre-approval requirements. In addition, the Advisor’s code requires that portfolio managers and other investment personnel of the Advisor report their personal securities transactions and holdings, which are reviewed for compliance with the Trust’s and Advisor’s  code of ethics.
Anti-Money Laundering Program.  The Trust has adopted an anti-money laundering program, as required by applicable law, that is designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. The Trust’s CCO is responsible for implementing and monitoring the operations and internal controls of the program. Compliance officers at certain of the Fund’s service providers are also responsible for monitoring the program.  The anti-money laundering program is subject to the continuing oversight of the Trustees.
Proxy Voting Policies.  The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Fund, subject to oversight by the Trustees.  A copy of the Advisor’s Proxy Voting Policy and Procedures is included as Appendix B to this SAI.  No later than August 31st of each year, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (i) without charge, upon request, by calling the Fund at 1-800-773-3863 and (ii) on the website of the SEC at http://www.sec.gov.
Principal Holders of Voting Securities.  As of August 31, 201 9 , the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) less than 1% of the then outstanding shares of the Fund.  Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of Shareholders. As of August 31, 201 9 , the following shareholders owned beneficially or of record more than 5% of the outstanding shares of beneficial interest of the Fund.  Except as provided below, no person is known by the Trust to be the record or beneficial owner of more than 5% of the outstanding shares of the Fund as of August 31, 201 9 .
Name and Address of Owner	Amount of Ownership	Nature of Ownership	Percent
Charles Schwab & Co. 101 Montgomery Street San Francisco, CA 94104	920,956.645 Shares	Record*	53.64%
National Financial Services, LLC 499 Washington Blvd Jersey City, NJ 07310	128,858.159 Shares	Record*	7.50%
National Financial Services, LLC Thomas Holmes Turner 499 Washington Blvd Jersey City, NJ 07310	98,699.966 Shares	Beneficial	5.75%
National Financial Services, LLC 499 Washington Blvd Jersey City, NJ 07310	95,842.295 Shares	Record*	5.58%
TD Amertrade 4211 S 102 nd Street Omaha, NE 68127	90,415.341 Shares	Record*	5.27%
* The Fund believes that such entity does not have a beneficial ownership interest in such shares.

Investment Advisor.  Information about Crow Point Partners, LLC  (the “Advisor”), located at 25 Recreation Park Drive, Suite 206 , Hingham, MA 02043, and its duties and compensation as Advisor is contained in the Prospectus. The Advisor is principally owned and controlled by its two Managing Members who are its Managing Directors, Timothy P. O’Brien and Peter J. DeCaprio , and another Member, David Cleary . The Advisor supervises the Fund’s investments pursuant to the Investment Advisory Agreement. Subject to the authority of the Trustees and pursuant to the Investment Advisory Agreement with the Trust, the Advisor provides the Fund with a program of continuous supervision of the Fund’s assets, including developing the composition of its portfolio, and furnishes advice and recommendations with respect to investments and investment policies. The Investment Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party.  The Investment Advisory Agreement is terminable without penalty by the Trust on 60 calendar days’ written notice by the Trustees or by vote of a majority of the outstanding voting securities or upon 60 calendar days’ written notice by the Advisor.  The Investment Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as such term is defined in the 1940 Act.
Under the Investment Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Investment Advisory Agreement.
As full compensation for the investment advisory services provided to the Fund, the Advisor will receive monthly compensation based on the Fund’s average daily net assets at the annual rate of 0.84%. For the fiscal year ended May 31, 2019, $130,113 in advisory fees were incurred, all of which were waived. For the fiscal period May 14, 2018, through May 31, 2018, the Advisor received $5,181 in advisory fees, all of which were waived and $4,621 of which was reimbursed by the Advisor to the Fund. As full compensation for the investment advisory services provided to the Fund, the Fund’s former advisor, Goodwood Advisors, LLC, received monthly compensation based on the Fund’s average daily net assets at the annual rate of 1.25%. For the fiscal period June 1, 2017, through May 13, 2018, Goodwood Advisors, LLC, received $242,676 in advisory fees, of which $123,332 in advisory fees were waived.  For the fiscal year ended May 31, 2017, Goodwood Advisors, LLC, received $271,035 in advisory fees, of which $116,463 in advisory fees was waived.
Expense Limitation Agreement.  In the interest of limiting expenses of the Fund, the Advisor has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its fees in an amount that limits the Fund’s annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor))) to not more than 1.35% of the average daily net assets of the Fund through September 30, 20 20 (the “Expense Limitation Agreement”). The Expense Limitation Agreement may be terminated by the Board. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.

Portfolio Managers.  The Fund’s portfolios will be managed on a day-to-day basis by Peter DeCaprio and David Cleary . As of May 31, 201 9 , Messrs. DeCaprio and Cleary were responsible for the management of the following types of accounts in addition to the Fund:

Portfolio Management Team	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
All Accounts

Peter DeCaprio	4	$77MM	0	$0	0	$0
David Cleary	4	$77MM	4	$33MM	0	$0
Accounts with Performance-Based Advisory Fee

Peter DeCaprio	0	$0	0	$0	0	$0
David Cleary	0	$0	0	$0	0	$0
Conflicts of Interest.  When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Advisor may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. The procedures to address conflicts of interest, if any, are described below.
The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund.  However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.
Compensation.  The portfolio managers receive a fixed annual salary.
Ownership of Fund Shares.  The table below shows the amount of the Fund’s equity securities beneficially owned by each portfolio manager as of May 31, 2019 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.
Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Peter DeCaprio	B
David Cleary	A
Administrator.  The Trust has entered into a Fund Accounting and Administration Agreement with The Nottingham Company (“Administrator”), a North Carolina corporation whose address is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069. The Administrator’s responsibilities include the following services for the Fund: (i) procures on behalf of the Trust, and coordinates with, the custodian and monitors the services it provides to the Fund; (ii) coordinates with and monitors any other third-parties furnishing services to the Fund; (iii) provides the Fund with necessary office space, telephones, and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (iv) assists or supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (v) assists or supervises the preparation by third parties of all federal, state, and local tax returns and reports of the Fund required by applicable law; (vi) assists in the preparation and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (vii) assists in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instructs the custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement.  The Administrator also provides certain accounting and pricing services for the Fund.

Compensation of the Administrator, which is based upon an administration fee on the average daily net assets of the Fund, is at the following annual rates: 0.100% of the Fund’s first $250 million, 0.080% on the next $250 million, 0.060% on the next $250 million, 0.050% on the next $250 million, 0.040% on the next $1 billion, and 0.035% on all net assets over $2 billion, with a monthly minimum general administration fee of $2,000.  The Administrator currently receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services with an additional fee of $500 per month for each additional class of shares plus an asset-based fee of 0.01% of the net assets of the Fund. The Administrator will also receive the following to procure and pay the custodian for the Fund: 0.020% on the first $200 million of the Fund’s  net assets and 0.009% on all assets over $200 million plus transaction fees with a minimum annual fee of $5,000.  The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out‑of‑pocket expenses.
For the fiscal year ended May 31, 2019, the Fund incurred $23,873 in administration fees. For the fiscal year ended May 31, 2018, the Fund incurred $23,999 in administration fees. For the fiscal year ended May 31, 2017, the Fund incurred $24,182 in administration fees.
Distributor.  The Fund will conduct a continuous offering of their securities.  Capital Investment Group, Inc. (“Distributor”), located at 100 E. Six Forks Road, Suite 200, Raleigh, North Carolina 27609, acts as the underwriter and Distributor of the Fund’s shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and assisting in sales of Fund shares pursuant to a distribution agreement (“Distribution Agreement”) approved by the Trustees.  In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states that the Fund shall from time to time identify to the Distributor as states in which the Fund wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.  The Distributor is a broker-dealer registered with the SEC and a member in good standing of FINRA.  The Distributor is entitled to receive an annual fee of $5,000 per Fund for performing certain recordkeeping, communication, and other administrative services for the Fund.  Such administrative services shall include, but are not limited to, the following: (i) maintaining records with respect to submissions to FINRA dealer discounts and brokerage fees and commissions, and selling agreements; (ii) maintaining an account with the National Securities Clearing Corporation's Fund/SERV System for the purpose of processing account registrations, maintaining accounts, and communicating transaction data; (iii) preparing reports for the Board as shall be reasonably requested from time to time; and (iv) performing other services for the Trust as agreed to by the Distributor and the Trust from time to time.  The Distributor and Trust agree that the services described above are of an administrative nature and such services, as well as the fee provided in connection therewith, are not, nor are they intended to be, payment for marketing and/or distribution services related to, or the promotion of, the sale of the Fund’s shares.  The Distribution Agreement may be terminated by either party upon 60-days’ prior written notice to the other party and will terminate automatically in the event of its assignment.  The Distributor serves as exclusive agent for the distribution of the shares of the Fund.
The Distributor for the Fund received the following commissions and other compensation during the fiscal year ended May 31, 201 9 .
Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
$0	$0	$0	$ 5,000
Transfer Agent.  The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with Nottingham Shareholder Services, LLC (“Transfer Agent”), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.

Custodian.  UMB Bank, n.a., located at 1010 Grand Blvd, Kansas City, Missouri , serves as custodian for the Fund’s assets.  The custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund’s request, and maintains records in connection with its duties as custodian.  For its services, the custodian is entitled to receive a monthly fee from the Administrator based on the average net assets of the Fund plus additional out-of-pocket and transaction expenses as incurred by the Fund.
Compliance Services Administrator.  The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC, located at 500 East Swedesford Road, Suite 104, Wayne, Pennsylvania, 19087. The Trust’s CCO will prepare and update the Trust’s compliance manual and monitor and test compliance with the policies and procedures under the Trust’s compliance manual.
Independent Registered Public Accounting Firm.  The Trustees have selected the firm of BBD, LLP, located at 1835 Market Street, 3rd Floor, Philadelphia, PA 19103, to serve as the independent registered public accounting firm for the Fund for the current fiscal year and to audit the annual financial statements of the Fund, and prepare the Fund’s federal, state, and excise tax returns. The independent registered public accounting firm will audit the financial statements of the Fund at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account.  A copy of the most recent annual report will accompany the SAI whenever a shareholder or a prospective investor requests it.
Legal Counsel.  Greenberg Traurig LLP serves as legal counsel to the Trust and the Fund.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
Reference is made to “Purchasing Shares” and “Redeeming Shares” in the Prospectus for more information concerning how to purchase and redeem shares. The following information supplements the information regarding share purchases and share redemptions in the Prospectus:
Regular Account.  The regular account allows for voluntary investments to be made at any time.  Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions to or withdrawals from their account. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor’s registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.  As stated in the Prospectus, share certificates are normally not issued.
Purchases.  Shares of the Fund are offered and sold on a continuous basis. The purchase price of shares of the Fund is based on the NAV next determined after the order is received, subject to the order being accepted by the Fund in good form.  NAV is normally determined at the time regular trading closes on the New York Stock Exchange on days the New York Stock Exchange is open for regular trading, as described under “Net Asset Value” above.  The NAV per share of the Fund is not calculated on business holidays when the New York Stock Exchange is closed.  An order received prior to the time regular trading closes on the New York Stock Exchange will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes on the New York Stock Exchange will be executed at the price calculated as of that time on the next business day.
The Fund reserves the right in its sole discretion: (i) to suspend the offering of its shares; (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders; and (iii) to reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.
Redemptions.  The Fund may suspend redemption privileges or postpone the date of payment: (i) during any period that the New York Stock Exchange is closed for other than customary weekend and holiday closings, or that trading on the New York Stock Exchange is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit.  The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.  Any redemption may be more or less than the shareholder’s cost depending on the market value of the securities held by the Fund.  No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds.

Involuntary Redemptions.  In addition to the situations described in the Prospectus under “Redeeming Fund Shares,” the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time or to close a shareholder’s account if the Fund is unable to verify the shareholder’s identity.
Other Information.  If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain.  If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.
SPECIAL SHAREHOLDER SERVICES
The Fund offers the following special shareholder services:
Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.
Purchases In Kind.  The Fund may accept securities in lieu of payment for the purchase of shares in the Fund.  The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in “Purchase and Redemption Price – Determining the Fund’s Net Asset Value” in the Prospectus.
Systematic Withdrawal Plan.  Shareholders owning Fund shares of a particular class with a value of $5,000 or more may establish a systematic withdrawal plan (“Systematic Withdrawal Plan”).  A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly) in order to make the payments requested. The Fund has the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholders personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or are available by calling the Fund.  If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed with-in seven days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see “Redeeming Shares – Signature Guarantees” in the Prospectus). A corporation (or partnership) must also submit a “Corporate Resolution” (or “Certification of Partnership”) indicating the names, titles, and required number of signatures authorized to act on its behalf.  The application must be signed by duly authorized officers and the corporate seal affixed. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon 60-days’ written notice or by a shareholder upon written notice to the Fund.  Applications and further details may be obtained by calling the Fund at 1-800-773-3863 or by writing to:

Crow Point Small-Cap Growth Fund
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
Rocky Mount, NC 27803-0365
Redemptions In-Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. The securities will be chosen by the Fund, may be either a pro rata payment of each of the securities held by the Fund or a representative sample of securities, and will be valued at the same value assigned to them in computing the NAV per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90 day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund’s NAV at the beginning of such period.
Transfer of Registration.  To transfer shares to another owner, send a written request to the Fund at the address shown above.  Your request should include the following:  (i) the Fund name and existing account registration; (ii) signatures of the registered owners exactly as the signatures appear on the account registration; (iii) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (iv) signature guarantees (See the Prospectus under the heading “Signature Guarantees”); and (v) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc.  If you have any questions about transferring shares, call or write the Fund.
Employees and Affiliates of the Fund.  The Fund has adopted initial investment minimums for the purpose of reducing the cost to the Fund (and consequently to the shareholders) of communicating with and servicing its shareholders.  At the discretion of the Advisor, the Fund may accept investments in the Fund with a reduced minimum initial investment from its Trustees, officers, and employees; the Advisor and certain parties related thereto; including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them.  In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy), and other Fund literature.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Trustees have adopted a policy that governs the disclosure of portfolio holdings.  This policy is intended to ensure that such disclosure is in the best interests of the shareholders of the Fund and to address possible conflicts of interest.  Under the Fund’s policy, the Fund generally will not disclose the Fund’s portfolio holdings to a third party unless such information is made available to the public. The policy provides that the Fund may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.
The Fund will make available to the public a complete schedule of the Fund’s portfolio holdings, as reported on a monthly basis, generally 10 days after the month end. Once available, this information can be found at http://www.ncfunds.com/holdings/current-926.htm. This monthly data will remain available until the next month’s portfolio holdings report becomes available.
This information is also available on a quarterly basis within 60 days of the Fund’s fiscal quarter end and this quarterly data will remain available until the next fiscal quarter’s portfolio holdings report becomes available.  You may obtain a copy of these quarterly portfolio holdings reports by calling the Fund at 1-800-773-3863.  The Fund will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable.  The Fund’s Form N-CSR and Form N-Q are available on the website of the SEC at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-Q and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.  Other than Fund’s Form N-CSR and Form N-Q, shareholders and other persons generally may not be provided with information regarding the Fund’s portfolio holdings. To the extent that the Fund’s portfolio holdings have previously been disclosed publicly either through a filing made with the SEC on Form N-CSR or Form N-Q, such holdings may also be disclosed to any third party that requests them.

Consistent with policies approved by the Board, the officers of the Fund will share non-public portfolio holdings information with the Fund’s service providers that require such information for legitimate business and Fund oversight purposes. Recipients of non-public portfolio holdings information have a duty not to trade on that confidential information. The Fund has not (and does not intend to) enter into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to the Fund and its shareholders from providing such information, which include the publication of Fund ratings and rankings.
The Advisor , as well as the custodian, fund accountant and Administrator, and CCO, have full daily access to the Fund’s portfolio holdings.  These service providers are subject to obligations requiring them to keep non-public portfolio holdings information confidential.  In some, but not all, cases these confidentiality obligations are established by written agreements. The Board has concluded that the confidentiality obligations in place for these parties are adequate to safeguard the Fund from unauthorized disclosure of non-public portfolio holdings information. In addition, the Advisor has a code of ethics that prohibits covered persons from disclosing or trading based on non-public portfolio holdings information.
The Fund’s Distributor, Transfer Agent, independent public accountants, and legal counsel have access to the Fund’s portfolio holdings on an ad hoc, as needed basis. The Distributor and Transfer Agent are subject to written agreements that establish confidentiality obligations with respect to the Fund’s portfolio holdings. The independent public accountants and legal counsel are subject to professional obligations that require them to keep non-public portfolio holdings information confidential. The Board has concluded that the confidentiality obligations in place for these parties are adequate to safeguard the Fund from unauthorized disclosure of non-public portfolio holdings information.
Allegra Design Marketing Print Mail, PrintGrafix (a division of Sunbelt Graphics Systems, Inc.), PrinterLink Communications Group, Inc., Riverside Printing, Inc., and V.G. Reed & Sons are financial printers the Fund may engage for, among other things, the printing and/or distribution of regulatory and compliance documents.  These service providers are subject to written agreements that establish confidentiality obligations with respect to the Fund’s portfolio holdings.
The Fund and its service providers may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations.
The Fund currently does not provide non-public portfolio holdings information to any other third parties.  In the future, the Advisor may establish ongoing arrangements with other third parties if the Advisor determines that the Fund has a legitimate business purpose for doing so, determines that the disclosure is in the shareholders' best interest, and the recipient is subject to a duty of confidentiality. These parties could include, by way of example, financial data processing companies that provide automated data scanning and monitoring services for the Fund, research companies that allow the Advisor to perform attribution analysis for the Fund; and the Advisor’s proxy voting agent to assess and vote proxies on behalf of the Fund. The Advisor is responsible for determining which other third parties have a legitimate business purpose for receiving the Fund’s portfolio holdings information.
The Fund’s policy regarding disclosure of portfolio holdings is subject to the continuing oversight and direction of the Trustees.  Oversight includes: (i) review and approval of the policy on disclosure of portfolio holdings as necessary, including review of the parties receiving non-public portfolio holdings information; (ii) periodic assessment of compliance in connection with a report from the Trust’s CCO; (iii) receipt of reports on any conflicts of interest where disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Fund’s investment advisor, any principal underwriter for the Trust or an affiliated person of the Trust; and (iv) receipt of reports on any known disclosure of the Fund’s portfolio holdings to unauthorized third parties.  The Fund and Advisor are obligated to report issues that arise under the policy on disclosure of portfolio holdings to the CCO.  Material compliance matters must be reported to the Board.

NET ASSET VALUE
The NAV and NAV per share of the Fund normally is determined at the time regular trading closes on the New York Stock Exchange (currently 4:00 p.m., New York time, Monday through Friday), except when the New York Stock Exchange closes earlier.  The Fund’s NAV is not calculated on business holidays when the New York Stock Exchange is closed. The New York Stock Exchange generally recognizes the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  Any other holiday recognized by the New York Stock Exchange will be deemed a business holiday on which the NAV of the Fund will not be calculated.
The NAV per share of each class of shares of the Fund is calculated separately by adding the value of the Fund’s securities and other assets belonging to the Fund and attributable to a class of shares, subtracting the liabilities charged to the Fund and to the class of shares, and dividing the result by the number of outstanding shares of such class of shares.  “Assets belonging to” the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular series of shares.  Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocated to a particular class of shares will be allocated to each class on the basis of the NAV of that class in relation to the NAV of the Fund.  Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative NAVs of all of the Trust’s series at the time of allocation or in accordance with other allocation methods approved by the Trustees.  Certain expenses attributable to a particular class of shares (such as the distribution and service fees) will be charged against that class.  Certain other expenses attributable to a particular class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that class if such expenses are actually incurred in a different amount by that class or if the class receives services of a different kind or to a different degree than other classes, and the Trustees approve such allocation.  Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the classes of the Fund are conclusive.
The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.  Values are determined according to accepted accounting practices and all laws and regulations that apply.  Using methods approved by the Trustees, the assets of the Fund are valued as follows:
•
Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

•	Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.
•	Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.
•	Options are valued at the mean of the last quoted bid and ask prices at the time of valuation.
•
Foreign securities listed on foreign exchanges are valued with quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates.

•	Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.
Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees.  Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

ADDITIONAL TAX INFORMATION
The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund, its shareholders, or any special category of shareholders.  The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action.  In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, REIT, insurance company, regulated investment company, individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor.  Furthermore, this discussion does not reflect possible application of the alternative minimum tax.  Unless otherwise noted, this discussion assumes the common shares are held by U.S. persons and that such shares are held as capital assets.  Investors are advised to consult their tax advisors with specific reference to their own tax situations.
The Fund, and any other series of the Trust, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (“Code”), and intends to qualify or remain qualified as a regulated investment company under Subchapter M of the Code.  In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year.  At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the Fund’s business of investing in stock, securities, currencies, and net income derived from an interest in a qualified publicly traded partnership.  Any income derived by the Fund from a partnership (other than a qualified publicly traded partnership) or trust is treated as derived with respect to the Fund’s business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.
An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year.  In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund or more than 10% of the outstanding voting securities of such issuer.  In addition, not more than 25% of the value of the Fund’s total assets may be invested in (i) the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; (ii) the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by the Fund and they are, pursuant to Internal Revenue Service Regulations, engaged in the same or similar or related trades or businesses; or (iii) the securities of one or more publicly traded partnerships.  The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.
Certain qualifying corporate dividends are taxable at long-term capital gains tax rates to individuals.  Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders.  If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.
Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates.  Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.
If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether they received in cash or reinvested in additional shares.  All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares.  To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.  The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward indefinitely and retain the character of the original loss. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders. As of May 31, 201 9 , the Fund has a capital loss carryforward of $1,621,883 , all of which is short-term in nature and has no expiration.

Certain individuals, estates, and trusts must pay a 3.8% Medicare surtax on “net investment income” including, among other things, dividends, and proceeds of sale in respect of securities like the shares, subject to certain exceptions.  Prospective investors should consult with their own tax advisors regarding the effect, if any, of this surtax on their ownership and disposition of the shares.
Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.
The Fund, and any other series of the Trust, will designate: (i) any dividend of qualified dividend income as qualified dividend income; (ii) any tax-exempt dividend as an exempt-interest dividend; (iii) any distribution of long-term capital gains as a capital gain dividend; and (iv) any dividend eligible for the corporate DRD as such in a written notice mailed to shareholders within 60 days after the close of the Fund’s taxable year.  Shareholders should note that, upon the sale or exchange of Fund shares, if such shares have not been held for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.
To the extent that a distribution from the Fund is taxable, it is generally included in a shareholder’s gross income for the taxable year in which the shareholder receives the distribution.  However, if the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared.  Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.
A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.
If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders) at the Fund level.  In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders to the extent of the Fund’s current and accumulated earnings and profits, and would be eligible for the DRD for corporations, provided in each case that certain holding period and other requirements are met.
In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.
The Fund must report cost basis information to the Internal Revenue Service on Form 1099-B for any sale of shares purchased in non-retirement accounts.  Registered investment companies must select a default cost basis calculation method and apply that method to reportable sales of shares unless an alternate Internal Revenue Service approved method is specifically elected in writing by the shareholder.  Average cost, which is the mutual fund industry standard, has been selected as the Fund’s default cost basis calculation method.  If a shareholder determines that an Internal Revenue Service approved cost basis calculation method other than the Fund’s default method of average cost is more appropriate, the shareholder must contact the Fund at the time of or in advance of a reportable sale of shares that are to be subject to such alternate election. Internal Revenue Service regulations do not permit the change of a cost basis election on previously executed trades.  Cost basis information will not be reported to the IRS or shareholder upon the sale of any shares not covered by these cost basis reporting requirements.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals of taxable dividends or of gross proceeds realized upon sale paid to shareholders who: (i) have failed to provide a correct taxpayer identification number in the manner required; (ii) are subject to back-up withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends; or (iii) have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are “exempt recipients.”  Back-up withholding is not an additional tax. Any amounts withheld from payments to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the Internal Revenue Service.
Depending upon the extent of the Fund’s activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.
Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder).  The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.  Special rules may apply to non-U.S. shareholders with respect to the information reporting requirements and withholding taxes and non-U.S. shareholders should consult their tax advisors with respect to the application of such reporting requirements and withholding taxes.
The Fund will send shareholders information each year on the tax status of dividends and distributions.  A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation.  Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the NAV of shares below the shareholder’s cost and thus, in effect, result in a return of a part of the shareholder’s investment.
FINANCIAL STATEMENTS
The audited financial statements of the Fund for the fiscal year ended May 31, 201 9 , including the financial highlights appearing in the Annual Report to shareholders, are incorporated by reference and made a part of this document. You may request a copy of the Fund’s annual and semi-annual reports at no charge by calling the Fund at 1-800-773-3863.

APPENDIX A – DESCRIPTION OF RATINGS
The Fund may acquire from time to time certain securities that meet the following minimum rating criteria (“Investment-Grade Debt Securities”) (or if not rated, of equivalent quality as determined by the Advisor).  The various ratings used by the nationally recognized securities rating services are described below.
A rating by a rating service represents the service’s opinion as to the credit quality of the security being rated.  However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.  Consequently, the Advisor believes that the quality of Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis.  A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor.  When a security has received a rating from more than one service, each rating is evaluated independently.  Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable.  Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.
S&P Global Ratings.  The following summarizes the highest four ratings used by S&P Global Ratings, a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment‑Grade Debt Securities by the Advisor:
AAA – An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA – An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A – An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB –  An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
To provide more detailed indications of credit quality, the AA, A, and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.
Bonds rated BB, B, CCC, CC, and C are not considered by the Advisor to be Investment‑Grade Debt Securities and are regarded as having significant speculative characteristics.  BB indicates the least degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
Commercial paper rated A‑1 by S&P Global Ratings indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted A‑1+.  Capacity for timely payment on commercial paper rated A‑2 is satisfactory, but the relative degree of safety is not as high as for issues designated A‑1.
The rating SP‑1 is the highest rating assigned by S&P Global Ratings to short term notes and indicates strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.  The rating SP‑2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.  The rating SP-3 indicates a speculative capacity to pay principal and interest.
Moody’s Investor Service, Inc.  The following summarizes the highest four ratings used by Moody’s Investors Service, Inc. (“Moody’s”), for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Debt Securities by the Advisor:
Aaa – Bond obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa – Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A – Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa – Bond obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Obligations that are rated Ba, B, Caa, Ca, or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Advisor.  Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.  Obligations rated B are considered speculative and are subject to high credit risk.  Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Short-Term Ratings.
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs, or individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.
NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor, or support-provider.
US Municipal Short-Term Debt And Demand Obligation Ratings.
Short-Term Debt Ratings.  There are three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3.  In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.  MIG ratings expire at the maturity of the obligation.
MIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.
MIG 3 – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.
Demand Obligation Ratings.  In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.
VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2 – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3 – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
Fitch Ratings. The following summarizes the highest four ratings used by Fitch, Inc. (“Fitch”):
Long-Term Ratings.
AAA – Highest credit quality.  ‘AAA’ ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.
AA – Very high credit quality.  ‘AA’ ratings denote expectations of very low default risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.
A – High credit quality.  ‘A’ ratings denote expectations of low default risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB – Good credit quality.  ‘BBB’ ratings indicate that expectations of default risk are currently low.  The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
Long-term securities rated below BBB by Fitch are not considered by the Advisor to be Investment-Grade Debt Securities.  Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing.  BB is considered speculative and B is considered highly speculative.  Securities rated CCC, CC, and C are regarded as a high default risk.  A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default.  Securities rated DDD, D, and D indicate a default has occurred.
Short-Term Ratings.
F1 – Highest short-term credit quality.  The rating F1 indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2 – Good short-term credit quality.  The rating F2 indicates good intrinsic capacity for timely payment of financial commitments.
F3 – Fair short-term credit quality.  The rating F3 indicates the intrinsic capacity for timely payment of financial commitments is adequate.
B – Speculative short-term credit quality.  The rating B indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
Short-term rates B, C, and D by Fitch are considered by the Advisor to be below investment-grade securities.  Short-term securities rated B are considered speculative, securities rated C have a high default risk, and securities rated D denote actual or imminent payment default.
(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to long-term ratings “AAA” category, categories below “CCC”, or short-term ratings other than “F1”.  The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.

APPENDIX B – PROXY VOTING POLICIES
Crow Point Partners, LLC

It is the policy of Crow Point Partners, LLC to vote proxies in the interest of maximizing value for our clients.  Proxies are an asset of a client, which should be treated by us with the same care, diligence, and loyalty as any asset belonging to a client.  To that end, we will vote in a way that it believes, consistent with our fiduciary duty, will cause the value of the security to increase the most or decline the least.  Consideration will be given to both the short and long term implications of the proposal to be voted on when considering the optimal vote.

GENERAL POLICIES WITH RESPECT TO SPECIFIC PROPOSALS

As a general matter, and consistent with our fiduciary responsibilities to act solely in the interest of plan participants and beneficiaries, we will generally vote FOR the following proposals if we believe they are in the best interests of our Clients.  Additional considerations effecting the decision to vote for are listed below:

a.	Election of management slate of directors – consider board independence as well as long term performance of the directors and the company.
In voting on entire Board:

(i)
2/3 of the Directors should be independent (have only one connection to the corporation which is the directorship or if the person is a rank and file employee).  A director is defined as independent if he or she has only one nontrivial connection to the corporation, that of his or her directorship or is a rank and file employee.  A director generally will not be considered independent if currently or previously employed by the Company or an affiliate in an executive capacity; if employed by a present or former auditor of the Company in the past five years; if employed by a firm that is one of the Company’s paid advisors or consultants; if employed by a customer or supplier with a nontrivial business relationship; if employed by a foundation or university that receives grants or endowments from the Company; if the person has any personal services contract with the Company; if related to an executive or director of the Company; or if an officer of a firm on which the Company’s chairman or chief executive officer also is a board member.

(ii)	Consider company’s long-term value growth as judged by performance indicators.
(iii)	Consider actions taken by the Board that may not be in the Company’s long term best interest i.e. awarding themselves excessive compensation.
(iv)	Consider the Board’s responsiveness to shareholder concerns – proposals.

In voting on individual Directors:

(i)
Committees – Audit, Nominating and Compensation may be required to be 100% composed of independent directors.  This should be considered and vote against non-independent director nominee serving on these committees.  Also consider performance of committees, i.e.  approving excessive compensation, failing to address auditor conflicts).

(ii)	Attendance at 75% of meetings or withhold vote.
(iii)	If the Director is employed full time – service on no more than 3 public company Boards. If retired, no more than five public company Boards.

Contested Elections: consider Board independence, background of proxy contest, evaluate the competing strategic corporate plans, impact on constituents and equity ownership of individual directors.

b.	Appointment of auditors – vote for unless any of the following factors, then vote against ratification:

(i)	We determine that there is a change in auditors from prior years and the cause is a disagreement between the terminated auditor and the company on a matter of accounting principles and practices.
(ii)	Auditor provides advice on tax avoidance strategies (see tax services in proxy) where we believe this may put auditor in role of advocate for the Company.
(iii)	Fees for non-audit services are more than 20% of all fees, we should be concerned.
(iv)	The Company has had the same auditor for more than seven years.

c.	Cumulative voting.
d.	Profit sharing/remuneration plans.
e.	Pension/retirement plans.
f.	Authorization of new securities if there is no intent to unduly dilute shareholder's proportionate interest, reverse stock splits.

(i)	Common stock - support if reasonable and management provides persuasive justification. Vote against increase of existing authorization by more than 50%.
(ii)	Preferred stock – approve unless Board has unlimited rights to set the terms and conditions of the shares.
(iii)	Support reverse stock split if management provides reasonable justification.
(iv)	Vote against issuance of new classes of stock with unequal voting rights (dual class voting).

g.	Acquisition of property
h.	Asset restructuring
i.	Option/incentive plans and revisions thereof.

(i)	Support if performance-based (includes premium price –strike price of 100% + of fair market value on date of grant or linked to market or industry stock price index).
(ii)	Support expensing of stock options.
(iii)	Plan should not exceed an annual stock option grant rate of 1% of shares outstanding to senior executives.
(iv)	Vote against a plan that does not prohibit repricing of underwater stock options with new unless Company has a policy against repricing.
(v)	Vote against proposal if total dilution of outstanding voting power or shareholders’ equity is greater than 10%

(vi)	Vote against reloading (to replace options which have been exercised).
(vii)	Oppose plans where more than 10% of option shares were issued to the top five executives in the last year.
(viii)	Vote for plans where the executive is required to hold a substantial portion of the award while at the Company i.e. 75% of their equity compensation awards, including shares from option exercises.
(ix)
Support performance-vesting restricted stock (as opposed to time-lapsing) provided amount of stock granted is reasonable in  proportion to the executive’s total compensation.  Executive should be required to hold while at the Company.

j.	Compensation plans and revisions thereof

(i)	Base compensation should be reasonable - minimum necessary for retention and recruitment.
(ii)	Variable compensation - support plans that use explicit operating performance benchmarks i.e. improving EPS.
(iii)	Executive perks and benefits. – support greater disclosure and oversight; vote against benefits to executives that exceed that which is offered to other employees.
(iv)
Golden parachutes – support shareholder approval of them.  Vote to eliminate severance package for any senior executive which provides for benefits not generally offered to other Company employees.  Severance plan or stock option “change in control” vesting feature should be contingent upon completion of merger rather than lesser standard of shareholder approval.

(v)	Outside Director Compensation – significant proportion should be stock and subject to reasonable holding requirements.
(vi)	Oppose management proposal to issue tracking stock to reflect performance of a particular business segment.

k.	Increasing indebtedness within prudent limits.
l.	Anti-greenmail amendments
m.	Preemptive rights
n.
Employee related proposals – employee stock purchase plan and high-performance workplace practices (if we conclude in shareholders’ best interests and do not unduly interfere with the Company’s operation).  Employees should have pension choice defined benefit vs.  cash-balance plans.

o.	Fair-Price Provisions
p.	Shareholder proposals.

(i)
Adoption of codes or policies based on the United Nations’ International Labor Organization’s  Fundamental Conventions (ILO) (freedom of association, equality, abolition of forced (convict) and child labor and standard supplier resolutions not to do business with suppliers that use forced, child labor etc).

(ii)	Reports on human rights.
(iii)	Environmental issues – adoption of CERES principles (that encourage Company to protect the environment and health and safety of its employees)
(iv)
EEO – proposals for reports on diversity in the workplace if there are no arbitrary or unreasonable goals or require the Company to hire people who are unqualified for their position.  Support sexual orientation anti-bias position.  Diversity – women and minority group Board members.

(v)	Proposals for reports on financial institutions fair-lending compliance practices.
(vi)	Proposals seeking review of business strategies that may present a significant risk to long term corporate value (if the review does not impose undue costs on the Company).
(vii)	Analyst independence from investment banking business (IPO allocation) and sell-side research.
(viii)	Proposals that provide access to proxy statement to advance non-management candidates unless the access right could be used to promote hostile takeovers.
(ix)
Proposal to separate Chairman and CEO – to require an independent Director (who has not been an executive) to be Chairman of the Board if there is no separation, support proposal to establish a lead independent Director.

(x)	Proposals for greater Board and Auditor independence (i.e. audit firm rotation, limit or prohibit non-audit services).
(xi)	Proposals asking for additional disclosure of the role of the Board in developing business.
(xii)	Proposals that seek greater confidential voting (this does not apply to proxy vote disclosure after the meeting).

As a general matter, and consistent with our fiduciary responsibilities to act solely in the interest of plan participants and beneficiaries, we will generally vote AGAINST the following proposals if we believe they are not in the best interests of our Clients:

a.	Easing standards of indemnification for directors or corporate officers.
b.	Staggered terms for directors; term limits.
c.	Authorizations of new securities if intent appears to be to unduly dilute stockholder's proportionate interest.
d.	Poison pill/anti-takeover measures that do not require submission to the Board every three years.
e.	Re-incorporation in the State of Delaware if intent is to protect management and directors.
f.	Elimination of waivers of preemptive rights.
g.	Alteration of voting provisions; proportionate ratio of number of shares per vote if not in the best interest of shareholders.
h.	Fair price provisions/amendments.
i.	Granting of stock options to non-employee directors.
j.
Proposals to change the state of incorporation where the effect could be to reduce shareholder's rights to participate in the decision- making process or present other risks that outweigh benefits.  This is also applicable to reincorporation in other countries, particularly offshore tax havens.  Vote against unless:

(i)
Criteria for supporting - Company makes compelling case and the proposal will not harm or weaken shareholder rights or lessen management accountability; will contribute quantifiable benefits to Company’s long term value and not adversely impact Company’s  employees and communities where they live.

(ii)	Vote against reincorporation in offshore tax haven or to limit Director liability or as takeover defense.

k.	Supermajority voting requirements.
l.	Board size – to be less than five or more than 15.
m.	Limit or eliminating the Shareholders’ right to call Special Meetings and act by Written Consent without a meeting if provided for in the By-Laws.
n.	Approving other business.

As a general matter, and consistent with our fiduciary responsibilities to act solely in the interest of our Clients, we will vote on issues such as mergers and reorganizations on a case by case basis taking into account the following factors:
a.	Impact of the merger on long-term corporate value, including the prospects of the combined companies.
b.	Anticipated financial and operating benefits.
c.	Offer price (cost vs. premium).
d.	How the deal was negotiated.
e.	Changes in corporate governance and their impact on shareholder rights.
f.	Impact on key constituents at both companies, including employees and communities.

Conflicts of Interest

Crow Point Partners, LLC realizes that due to the difficulty of predicting and identifying all material conflicts, it must rely on its Employees to notify the Chief Compliance Officer or General Counsel of any material conflict that may impair our ability to vote proxies in an objective manner.  In addition, the General Counsel, Chief Compliance Officer, or their designee(s) will reasonably try to assess any material conflicts between our interests and those of our clients with respect to proxy voting.  The following is a non-exhaustive list of potential conflicts of interest that could influence the proxy voting process:

Conflict: Crow Point Partners retains an institutional client, or is in the process of retaining an institutional client that is affiliated with an issuer that is held in the Firm’s client portfolios.  For example, the Firm may be retained to manage Company A’s pension fund.  Company A is a public company and the Firm client accounts hold shares of Company A.  This type of relationship may influence the Firm to vote with management on proxies to gain favor with management.  Such favor may influence Company A’s decision to continue its advisory relationship with the Firm.

Conflict: Crow Point Partners retains a client, or is in the process of retaining a client that is an officer or director of an issuer that is held in the Firm’s client portfolios.  The similar conflicts of interest exist in this relationship as discussed above.

Conflict: Crow Point Partners’ Employees maintain a personal and/or business relationship(not an advisory relationship) with issuers or individuals that serve as officers or directors of issuers.  For example, the spouse of an Employee may be a high-level executive of an issuer that is held in Crow Point Partners’ client portfolios.  The spouse could attempt to influence Crow Point Partners to vote in favor of management.

Conflict: Crow Point Partners or an Employee(s) personally owns a significant number of an issuer’s securities that are also held in Crow Point Partners’ client portfolios.  For any number of reasons, an Employee(s) may seek to vote proxies in a different direction for his/her personal holdings than would otherwise be warranted by the proxy voting policy.  The Employee(s) could oppose voting the proxies according to the policy and successfully influence Crow Point Partners to vote proxies in contradiction to the policy.

Resolution: Upon the detection of a material conflict of interest, General Counsel has final decisionmaking authority regarding Crow Point Partners’ course of action for the proxy.  General Counsel’s determination will be based on maximizing value for Crow Point Partners’ clients.  In these instances, General Counsel will decide to either: 1) abstain from voting the proxy, or; 2) engage the services of an outside proxy voting service or consultant who will provide an independent recommendation on the direction in which Crow Point Partners should vote on the proposal.  If retained, the proxy voting service’s or consultant’s determination will be binding on Crow Point Partners.

Any attempts by others within Crow Point Partners to influence the voting of client proxies in a manner that is inconsistent with the proxy voting policy shall be reported to the Chief Compliance Officer.  Further, any attempts by persons or entitles outside Crow Point Partners to influence the voting of client proxies shall be reported to the Chief Compliance Officer.  The Chief Compliance Officer may then elect to report the attempt to legal counsel.

Procedures for Crow Point Partners’ Receipt of Class Actions

Crow Point Partners recognizes that as a fiduciary it has a duty to act with the highest obligation of good faith, loyalty, fair dealing and due care.  When a recovery is achieved in a class action, investors who owned shares in the company subject to the action have the option to either: (1) opt out of the class action and pursue their own remedy; or (2) participate in the recovery achieved via the class action.  Collecting the recovery involves the completion of a Proof of Claim form which is submitted to the Claims Administrator.  After the Claims Administrator receives all Proof of Claims, it dispenses the money from the settlement fund to those persons and entities with valid claims.

If “Class Action” documents are received by Crow Point Partners on behalf of its Funds, Crow Point Partners will ensure that the Funds either participate in, or opt out of, any class action settlements received.  Crow Point Partners will determine if it is in the best interest of the Funds to recover monies from a class action.  The Portfolio Manager/Analyst covering the company will determine the action to be taken when receiving class action notices.  In the event Crow Point Partners opts out of a class action settlement, Crow Point Partners will maintain documentation of any cost/benefit analysis to support its decision.

If “Class Action” documents are received by Crow Point Partners for a private client, i.e.  separate managed account, Crow Point Partners will gather any requisite information it has and forward to the client, to enable the client to file the “Class Action” at the client’s discretion.  The decision of whether to participate in the recovery or opt-out may be a legal one that Crow Point Partners is not qualified to make for the client.  Therefore, Crow Point Partners will not file “Class Actions” on behalf of any client.

Proposals Specific to Mutual Funds (Mirror Voting)

Crow Point Partners serves as investment adviser or sub-adviser to certain investment companies that invest in other non-affiliated investment companies (“Underlying Funds”).  As such, Crow Point Partners is required by the Investment Company Act to handle proxies received from Underlying Funds in a specified manner.  Accordingly, and notwithstanding the guidelines provided in these procedures, it is the policy of Crow Point Partners to vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted, or in accordance with instructions received from fund shareholders, pursuant to Section 12(d)(1)(F) of that Act.  After being properly voted, the proxy materials are placed in a file maintained by the Chief Compliance Officer for future reference.

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.   Exhibits
(a)	Declaration of Trust (“Trust Instrument”). Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 26, 2009.
(b)	By-Laws. Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 26, 2009.
(c)	Articles III, V, and VI of the Trust Instrument defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)
(d)(1)
Investment Advisory Agreement between the Registrant and Cavalier Investments, Inc., as investment advisor for the Cavalier Funds.
Incorporated herein by reference to Post-Effective Amendment No.277 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2017.

(d)(2)
Amended and Restated Appendix A to Investment Advisory Agreement between the Registrant and Cavalier Investments, Inc., as investment advisor for the Cavalier Funds.
Incorporated herein by reference to Post-Effective Amendment No. 308 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2018.

(d)(3)
Investment Advisory Agreement between Registrant and Roumell Asset Management, LLC, as investment advisor for the Roumell Opportunistic Value Fund.
Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A filed on November 15, 2010.

(d)(4)
Investment Advisory Agreement between Registrant and Grimaldi Portfolio Solutions, Inc., as investment advisor for the Sector Rotation Fund.
Incorporated herein by reference to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A filed on June 27, 2011.

(d)(5)
Investment Advisory Agreement, as amended, between Registrant and Arin Risk Advisors, LLC, as investment advisor for the Arin Large Cap Theta Fund.
Incorporated herein by reference to Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A filed on July 12, 2012.

(d)(6)
Investment Advisory Agreement between Registrant and Deschutes Portfolio Strategies, Inc., as investment advisor for the Matisse Discounted Closed-End Fund Strategy.[28]
Incorporated herein by reference to Post-Effective Amendment No.268 to Registrant’s Registration Statement on Form N-1A filed on July 28, 2017.

(d)(7)
Investment Advisory Agreement between Registrant and QCI Asset Management, Inc., as investment advisor for the QCI Balanced Fund.
Incorporated herein by reference to Post-Effective Amendment No. 318 to Registrant’s Registration Statement on Form N-1A filed on January 28, 2019.

(d)(8)
Investment Advisory Agreement between Registrant and Sirius Funds Advisors, Inc, as investment advisor for the Sirius S&P Strategic Large-Cap Allocation Fund.
Incorporated herein by reference to Post-Effective Amendment No. 171 to Registrant’s Registration Statement on Form N-1A filed on May 19, 2014.

(d)(9)
Investment Advisory Agreement between Registrant and Deschutes Portfolio Strategy, Inc. d/b/a Matisse Capital, as investment advisor for the Matisse Discounted Bond CEF Strategy.
Incorporated herein by reference to Post-Effective Amendment No. 302 to Registrant’s Registration Statement on Form N-1A filed on August 3, 2018.

(d)(10)
Investment Advisory Agreement between the Registrant and Crow Point Partners, LLC, as investment advisor for the Crow Point Small-Cap Growth Fund.[3]
Incorporated herein by reference to Post-Effective Amendment No. 301 to Registrant’s Registration Statement on Form N-1A filed on July 30, 2018.

(d)(11)
Investment Advisory Agreement between the Registrant and CoreCap Advisors, Inc., as investment advisor for the Method Funds.
Incorporated herein by reference to Post-Effective Amendment No. 338 to Registrant’s Registration Statement on Form N-1A filed on May 15, 2019.

(d)(12)
Investment Sub-Advisory Agreement between the Registrant, Cavalier Investments, and Navellier & Associates, as sub-advisor for the Cavalier Fundamental Growth Fund.
Incorporated herein by reference to Post-Effective Amendment No.251 to Registrant’s Registration Statement on Form N-1A filed on March 24, 2017.

(d)(13)
Investment Sub-Advisory Agreement between the Registrant, Cavalier Investments, and Buckhead Capital Management, LLC, as sub-advisor for the Cavalier Adaptive Income Fund.
Incorporated herein by reference to Post-Effective Amendment No. 308 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2018.

(d)(14)
Investment Sub-Advisory Agreement between Cavalier Investments and Julex Capital Management, LLC, as sub-advisor for the Cavalier Tactical Rotation Fund.[4]
Incorporated herein by reference to Post-Effective Amendment No. 308 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2018.

(d)(15)
Investment Sub-Advisory Agreement between Cavalier Investments and Bluestone Capital Management, LLC, as sub-advisor for the Cavalier Growth Opportunities Fund.[4]
Incorporated herein by reference to Post-Effective Amendment No. 308 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2018.

(d)(16)
Investment Sub-Advisory Agreement between CoreCap Advisors, Inc. and Navellier & Associates, Inc., as sub-advisor for the Method Funds.
Incorporated herein by reference to Post-Effective Amendment No. 338 to Registrant’s Registration Statement on Form N-1A filed on May 15, 2019.

(e)(1)
Distribution Agreement between the Registrant and Capital Investment Group, Inc., as distributor for each series of the Trust.
Incorporated herein by reference to Post-Effective Amendment No.274 to Registrant’s Registration Statement on Form N-1A filed on September 13, 2017.

(e)(2)
Amended and Restated Appendix A to Distribution Agreement between the Registrant and Capital Investment Group, Inc., as distributor for each series of the Trust.
Incorporated herein by reference to Post-Effective Amendment No.336 to Registrant’s Registration Statement on Form N-1A filed on April 30, 2019.

(f)	Not Applicable.
(g)(1)
Custody Agreement between the Registrant, UMB Bank, n.a., and The Nottingham Company.
Incorporated herein by reference to Post-Effective Amendment No. 231 to Registrant’s Registration Statement on Form N-1A filed on July 20, 2016.

(g)(2)
Amended and Restated Appendix B to Custody Agreement between the Registrant, UMB Bank, n.a., and The Nottingham Company.
Incorporated herein by reference to Post-Effective Amendment No.336 to Registrant’s Registration Statement on Form N-1A filed on April 30, 2019.

(g)(3)
Amended and Restated Rule 17f5 Appendix to Custody Agreement between the Registrant, UMB Bank, n.a., and The Nottingham Company.
Incorporated herein by reference to Post-Effective Amendment No.336 to Registrant’s Registration Statement on Form N-1A filed on April 30, 2019.

(h)(1)
Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Starboard Investment Trust.
Incorporated herein by reference to Post-Effective Amendment No. 230 to the Registrant’s Registration Statement on Form N-1A filed on June 28, 2016.

(h)(2)
Amended and Restated Appendix A to Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Starboard Investment Trust.
Incorporated herein by reference to Post-Effective Amendment No.336 to Registrant’s Registration Statement on Form N-1A filed on April 30, 2019.

(h)(3)
Amended and Restated Appendix C.7 and C.8 to Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Starboard Investment Trust.
Incorporated herein by reference to Post-Effective Amendment No.336 to Registrant’s Registration Statement on Form N-1A filed on April 30, 2019.

(h)(4)
Dividend Disbursing and Transfer Agent Agreement between the Registrant and Nottingham Shareholder Services, LLC, as transfer agent for the Registrant.[31]
Incorporated herein by reference to Post-Effective Amendment No.284 to Registrant’s Registration Statement on Form N-1A filed on December 29, 2017.

(h)(5)
Amended and Restated Schedule 1 to Dividend Disbursing and Transfer Agent Agreement between the Registrant and Nottingham Shareholder Services, LLC, as transfer agent for the Registrant.
Incorporated herein by reference to Post-Effective Amendment No.336 to Registrant’s Registration Statement on Form N-1A filed on April 30, 2019.

(h)(6)
Expense Limitation Agreement between the Registrant and Cavalier Investments, Inc., as investment advisor for the Cavalier Funds.
Incorporated herein by reference to Post-Effective Amendment No. 308 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2018.

(h)(7)
Expense Limitation Agreement between the Registrant and Deschutes Portfolio Strategy, LLC d/b/a Matisse Capital as investment advisor for the Matisse Discounted Closed-End Fund Strategy.
Incorporated herein by reference to Post-Effective Amendment No. 341 to Registrant’s Registration Statement on Form N-1A filed on July 29, 2019.

(h)(8)
Expense Limitation Agreement between the Registrant and QCI Asset Management, Inc., as investment advisor for the QCI Balanced Fund.
Incorporated herein by reference to Post-Effective Amendment No. 318 to Registrant’s Registration Statement on Form N-1A filed on January 28, 2019.

(h)(9)
Expense Limitation Agreement between the Registrant and Roumell Asset Management, Inc., as investment advisor for the Roumell Opportunistic Value Fund.
Incorporated herein by reference to Post-Effective Amendment No. 314 to Registrant’s Registration Statement on Form N-1A filed on December 28, 2018.

(h)(10)
Expense Limitation Agreement between the Registrant and Grimaldi Portfolio Solutions, as investment advisor for The Sector Rotation Fund.
Incorporated herein by reference to Post-Effective Amendment No. 317 to Registrant’s Registration Statement on Form N-1A filed on January 28, 2019.

(h)(11)
Expense Limitation Agreement between the Registrant and Sirius Point Advisors, Inc. as investment advisor for the Sirius S&P Strategic Large-Cap Allocation Fund.
Incorporated herein by reference to Post-Effective Amendment No. 342 to Registrant’s Registration Statement on Form N-1A filed on July 29, 2019.

(h)(12)
Expense Limitation Agreement between the Registrant and Deschutes Portfolio Strategy, LLC dba Matisse Capital as investment advisor for the Matisse Discounted Bond CEF Strategy.
Incorporated herein by reference to Post-Effective Amendment No. 302 to Registrant’s Registration Statement on Form N-1A filed on August 3, 2018.

(h)(13)
Expense Limitation Agreement between the Registrant and Crow Point Partners, LLC, as investment advisor for the Crow Point Small-Cap Growth Fund.
Incorporated herein by reference to Post-Effective Amendment No. 306 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2018.

(h)(14)
Expense Limitation Agreement between the Registrant and CoreCap Advisors, Inc., as investment advisor to the Method Funds.
Incorporated herein by reference to Post-Effective Amendment No. 338 to Registrant’s Registration Statement on Form N-1A filed on May 15, 2019.

(h)(15)
Operating Plan between Arin Risk Advisors, LLC and The Nottingham Company.
Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A filed on May 4, 2012.

(i)(1)	Opinion and Consent of Counsel. Incorporated herein by reference to Post-Effective Amendment No.336 to Registrant’s Registration Statement on Form N-1A filed on April 30, 2019.
(i)(2)	Consent of Counsel. Filed Herewith.
(j)	Consent of Independent Accountant. Filed Herewith.
(k)	Not applicable.
(l)(1)
Initial Subscription Agreement for the Roumell Opportunistic Value Fund.
Incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A filed on December 29, 2011.

(l)(2)
Initial Subscription Agreement for the Arin Large Cap Theta Fund.
Incorporated herein by reference to Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on October 22, 2012.

(l)(3)
Initial Subscription Agreement for the Rx Non-Traditional Fund, Rx High Income Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, Rx Tactical Rotation Fund, Rx Tax Advantaged Fund, Rx Dividend Income Fund, and Rx Premier Managers Fund.
Incorporated herein by reference to Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on October 22, 2012.

(l)(4)
Initial Subscription Agreement for the Matisse Discounted Closed-End Fund Strategy.
Incorporated herein by reference to Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on October 22, 2012.

(l)(5)
Initial Subscription Agreement for the QCI Balanced Fund.
Incorporated herein by reference to Post-Effective Amendment No. 175 to Registrant’s Registration Statement on Form N-1A filed on July 29, 2014.

(l)(6)
Initial Subscription Agreement for the Sirius S&P Strategic Large-Cap Allocation Fund.
Incorporated herein by reference to Post-Effective Amendment No. 171 to Registrant’s Registration Statement on Form N-1A filed on May 19, 2014.

(l)(7)
Initial Subscription Agreement for Matisse Discounted Bond CEF Strategy.
Incorporated herein by reference to Post-Effective Amendment No. 302 to Registrant’s Registration Statement on Form N-1A filed on August 3, 2018.

(l)(8)	Initial Subscription Agreements for the Method Funds. Incorporated herein by reference to Post-Effective Amendment No. 338 to Registrant’s Registration Statement on Form N-1A filed on May 15, 2019.

(m)(1)
Amended Distribution Plan under Rule 12b-1 for the Cavalier Adaptive Income Fund, Cavalier Dynamic Growth Fund, Cavalier Fundamental Growth Fund, Cavalier Growth Opportunities Fund, Cavalier High Income Fund, Cavalier Tactical Economic Fund, Cavalier Tactical Rotation Fund.
Incorporated herein by reference to Post-Effective Amendment No.277 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2017.

(m)(2)
Distribution Plan under Rule 12b-1 for the Arin Large Cap Theta Fund.
Incorporated herein by reference to Post-Effective Amendment No. 172 to Registrant’s Registration Statement on Form N-1A filed on June 30, 2014.

(m)(3)
Distribution Plan under Rule 12b-1 for the QCI Balanced Fund.
Incorporated herein by reference to Post-Effective Amendment No. 160 to Registrant’s Registration Statement on Form N-1A filed on November 15, 2013.

(m)(4)
Distribution Plan under Rule 12b-1 for the Sirius S&P Strategic Large-Cap Allocation Fund.
Incorporated herein by reference to Post-Effective Amendment No. 171 to Registrant’s Registration Statement on Form N-1A filed on May 19, 2014.

(m)(5)
Distribution Plan under Rule 12b-1 for the Sector Rotation Fund.
Incorporated herein by reference to Post-Effective Amendment No.253 to Registrant’s Registration Statement on Form N-1A filed on April 13, 2017.

(n)(1)
Amended Multiple Class Plan Pursuant to Rule 18f-3 for the Cavalier Funds.
Incorporated herein by reference to Post-Effective Amendment No.277 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2017.

(n)(2)
Multiple Class Plan Pursuant to Rule 18f-3 for the Arin Large Cap Theta Fund.
Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A filed on May 4, 2012.

(n)(3)
Multiple Class Plan Pursuant to Rule 18f-3 for the QCI Balanced Fund.
Incorporated herein by reference to Post-Effective Amendment No. 167 to Registrant’s Registration Statement on Form N-1A filed on January 29, 2014.

(n)(4)
Multiple Class Plan Pursuant to Rule 18f-3 for the Crow Point Small-Cap Growth Fund.
Incorporated herein by reference to Post-Effective Amendment No. 170 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2014.

(o)	Reserved.
(p)(1)	Code of Ethics for the Registrant. Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on July 24, 2009.
(p)(2)
Code of Ethics for Cavalier Investments, Inc., investment advisors to the Cavalier Funds.
Incorporated herein by reference to Post-Effective Amendment No. 233 to Registrant’s Registration Statement on Form N-1A filed on July 29, 2016.

(p)(3)
Code of Ethics for Roumell Asset Management, LLC, investment advisor to the Roumell Opportunistic Value Fund.
Incorporated herein by reference to Post-Effective Amendment No.284 to Registrant’s Registration Statement on Form N-1A filed on December 29, 2017.

(p)(4)
Code of Ethics for Grimaldi Portfolio Solutions, Inc., investment advisor to The Sector Rotation Fund.
Incorporated herein by reference to Post-Effective Amendment No. 317 to Registrant’s Registration Statement on Form N-1A filed on January 28, 2019.

(p)(5)
Code of Ethics for Arin Risk Advisors, LLC, investment advisor to the Arin Large Cap Theta Fund.
Incorporated herein by reference to Post-Effective Amendment No. 231 to Registrant’s Registration Statement on Form N-1A filed on July 20, 2016.

(p)(6)
Code of Ethics for Deschutes Portfolio Strategies, Inc., dba Matisse Capital, investment advisor to the Matisse Discounted Closed-End Strategy and Matisse Discounted Bond CEF Strategy.
Incorporated herein by reference to Post-Effective Amendment No.268 to Registrant’s Registration Statement on Form N-1A filed on July 28, 2017.

(p)(7)
Code of Ethics for Navellier & Associates, Inc., investment sub-advisor to the Cavalier Fundamental Growth Fund and the Method Funds.
Incorporated herein by reference to Post-Effective Amendment No. 134 to Registrant’s Registration Statement on Form N-1A filed on August 2, 2013.

(p)(8)
Code of Ethics for QCI Asset Management, Inc., investment advisor to the QCI Balanced Fund.
Incorporated herein by reference to Post-Effective Amendment No. 318 to Registrant’s Registration Statement on Form N-1A filed on January 28, 2019.

(p)(9)
Code of Ethics for Sirius Point Advisors, Inc., investment advisor to the Sirius S&P Strategic Large-Cap Allocation Fund.
Incorporated herein by reference to Post-Effective Amendment No. 342 to Registrant’s Registration Statement on Form N-1A filed on July 29, 2019.

(p)(10)
Code of Ethics for Crow Point Partners, LLC, investment advisor to the Crow Point Small-Cap Growth Fund.
Incorporated herein by reference to Post-Effective Amendment No. 296 to Registrant’s Registration Statement on Form N-1A filed on June 28, 2018.

(p)(11)
Code of Ethics for Capital Investment Group, Inc., distributor for each series of the Trust.
Incorporated herein by reference to Post-Effective Amendment No. 305 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2018.

(p)(12)
Code of Ethics for Julex Capital Management, LLC, investment sub-advisor to the Cavalier Tactical Rotation Fund.
Incorporated herein by reference to Post-Effective Amendment No. 308 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2018.

(p)(13)
Code of Ethics for Buckhead Capital Management, LLC, investment sub-advisor to the Cavalier Adaptive Income Fund.
Incorporated herein by reference to Post-Effective Amendment No. 308 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2018.

(p)(14)
Code of Ethics for Bluestone Capital Management, LLC, investment sub-advisor to the Cavalier Tactical Economic Fund.
Incorporated herein by reference to Post-Effective Amendment No. 308 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2018.

(p)(15)
Code of Ethics for CoreCap Advisors, Inc., investment advisor to the Method Funds.
Incorporated herein by reference to Post-Effective Amendment No.336 to Registrant’s Registration Statement on Form N-1A filed on April 30, 2019.

(q)	Powers of Attorney. Incorporated herein by reference to Post-Effective Amendment No. 305 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2018.

ITEM 29.  Persons Controlled by or Under Common Control with the Registrant
No person is controlled by or under common control with the Registrant.

ITEM 30.  Indemnification
Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust.  The Registrant’s Trust Instrument contains the following provisions:
Article VII. Section 2.  Indemnification and Limitation of Liability.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Advisor or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.
Article VII. Section 3.  Indemnification.
(a) Subject to the exceptions and limitations contained in Subsection (b) below:
(i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and
(ii) as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
(b) No indemnification shall be provided hereunder to a Covered Person:
(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or
(ii) in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.
(d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.
(e) Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.
In addition, the Registrant has entered into Investment Advisory Agreements with its Advisors and Distribution Agreements with its Distributor.  These agreements provide indemnification for those entities and their respective affiliates.  The Advisors’ and Distributor’s personnel may serve as trustees and officers of the Trust.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.
ITEM 31.  Business and other Connections of the Investment Advisor
See the section of the Prospectuses entitled “Management of the Fund – The Investment Advisor” and the section of the Statements of Additional Information entitled “Management and Other Service Providers” for the activities and affiliations of the officers and directors of the investment advisors to the Registrant.  The investment advisors provide investment advisory services to numerous institutional and individual clients in addition to the Registrant.
ITEM 32.  Principal Underwriter
(a) Capital Investment Group, Inc. is underwriter and distributor for Starboard Investment Trust, Aspiration Funds, Hillman Capital Management Investment Trust, Leeward Investment Trust, and Spinnaker ETF Series.
(b) Set forth below is information concerning each director and officer of the Distributor.  The principal business address of the Distributor and each such person is 100 E Six Forks Road, Suite 200, Raleigh, NC 27609.

(1)	(2)	(3)
Name	Position and Offices With Underwriter	Positions and Offices with Registrant
Richard K. Bryant	CEO	None
Benjamin T. Brooks	President	None
Con T. McDonald	Assistant Vice-President	None
W. Harold Eddins, Jr.	Assistant Vice-President	None
Kurt A. Dressler	Assistant Vice-President	None
Ronald L. King	Chief Compliance Officer	None

(c) Not applicable.

ITEM 33.  Location of Accounts and Records
All account books and records not normally held by UMB Bank, n.a., the custodian to the Registrant, are held by the Registrant in the offices of The Nottingham Company, fund accountant and administrator to the Registrant; Nottingham Shareholder Services, LLC, transfer agent to the Registrant; or by each of the investment advisors or sub-advisors to the Registrant.
The address of UMB Bank, n.a., is 928 Grand Boulevard, 5th Floor, Kansas City, Missouri 64106.  The address of The Nottingham Company is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069.  The address of Nottingham Shareholder Services, LLC is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.  The address for Arin Risk Advisors, LLC, investment advisor for the Arin Large Cap Theta Fund, is 1100 East Hector Street, Suite 215, Conshohocken, Pennsylvania 19428. The address of Cavalier Investments, LLC, investment advisor to certain of the Cavalier Funds is 12600 Deerfield Drive, Suite #100, Alpharetta, GA 30005. The address for Bluestone Capital Management, LLC, investment sub-advisor to the Cavalier Growth Opportunities Fund, is 37 West Avenue, Suite 201, Wayne, PA  19087.  The address for Buckhead Capital Management, LLC, investment sub-advisor to the Cavalier Adaptive Income Fund, is 3100 Cumberland Blvd., Suite #1450, Atlanta, GA  30339.  The address for Julex Capital Management, LLC, investment sub-advisor to the Cavalier Tactical Rotation Fund, is 40 Grove Street, Suite 140, Wellesley, MA  02482.  The address for Navellier & Associates, Inc., investment sub-advisor to the Cavalier Fundamental Growth Fund and the Method Funds, is One E. Liberty, Suite 504, Reno, NV  89501-2107.  The address of Deschutes Portfolio Strategies, Inc. dba Matisse Capital, investment advisor to the Matisse Discounted Closed-End Fund Strategy and Matisse Discounted Bond CEF Strategy, is 4949 Meadows Road, Suite 200, Lake Oswego, Oregon 97035. The address for Crow Point Partners, LLC, investment advisor for the Crow Point Small-Cap Growth Fund, is 25 Recreation Park Drive, Hingham, Massachusetts 02043.  The address for Grimaldi Portfolio Solutions, Inc., investment advisor to The Sector Rotation Fund, is 1207 Route 9, Suite 10, Wappingers Falls, NY 12590. The address for Roumell Asset Management, LLC, investment advisor to the Roumell Opportunistic Value Fund, is 2 Wisconsin Circle, Suite 660, Chevy Chase, Maryland 20815.  The address for Sirius Point Advisors, Inc., investment advisor for the Sirius S&P Strategic Large-Cap Allocation Fund, is P.O. Box 270622, Littleton, CO  80127 .  The address for QCI Asset Management, Inc., investment advisor for the QCI Balanced Fund, is 1040 Pittsford Victor Road, Pittsford, New York 14534.  The address for CoreCap Advisors, Inc., investment advisor for the Method Funds, is 27777 Franklin Road, Suite 700, Southfield, MI 48034.
ITEM 34.  Management Services
None.
ITEM 35.  Undertakings
None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on this 27 th day of September , 2019.

STARBOARD INVESTMENT TRUST

By:	/s/ Katherine M. Honey
Katherine M. Honey
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*		September 27 , 2019
James H. Speed, Jr.	Trustee and Chairman

*		September 27 , 2019
J. Buckley Strandberg	Trustee

*		September 27 , 2019
Michael G. Mosley	Trustee

*		September 27 , 2019
Theo H. Pitt, Jr.	Trustee

*		September 27 , 2019
Ashley E. Harris	Treasurer, Asst. Secretary, and
Principal Financial Officer
September 27 , 2019
* By: /s/ Katherine M. Honey	September 27 , 2019
President, Principal Executive Officer, and Attorney-in-Fact

Exhibit Index
Consent of Counsel	99.i(2)
Consent of Independent Accountant	99.j